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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES


                            REGISTRATION NO. 33-87498
                                    811-08910


                           VINTAGE MUTUAL FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                           1415 28th STREET, SUITE 200
                           WEST DES MOINES, IOWA 50266
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)


                           AMY M. MITCHELL, TREASURER
                           VINTAGE MUTUAL FUNDS, INC.
                           1415 28th STREET, SUITE 200
                           WEST DES MOINES, IOWA 50266
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                        COPIES OF ALL COMMUNICATIONS TO:

 VERA LICHTENBERGER, ESQ.             JOHN C. MILES, ESQ., DONALD F. BURT, ESQ.
VINTAGE MUTUAL FUNDS, INC.          CLINE, WILLIAMS, WRIGHT, JOHNSON & OLDFATHER
1415 28th STREET, SUITE 200         1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266                   LINCOLN, NEBRASKA 68508


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 03/31/2007
DATE OF REPORTING PERIOD: 03/31/2007

ITEM 1. REPORTS TO STOCKHOLDERS.

                                    VINTAGE
                                  MUTUAL FUNDS




                                     Annual
                                     Report
                                       To
                                  Shareholders




                                 March 31, 2007

                               TABLE OF CONTENTS


           Performance Reports and Schedules of Portfolio Investments
                                     Page 3

                      Statements of Assets and Liabilities
                                     Page 26


                            Statements of Operations
                                     Page 30


                       Statements of Changes in Net ssets
                                     Page 32

                         Notes to Financial Statements
                                     Page 38

                              Financial Highlights
                                     Page 44

             Report of Independent Registered Public Accounting Firm
                                     Page 48

                             Directors and Officers
                                     Page 49

                             Additional Information
                                     Page 50

Message from the President

We are pleased to present this annual report for the Vintage Mutual Funds covering the 12-month period from April 1, 2006 through March 31, 2007.

During the 12-month period the investment team continued to produce solid returns as Federal Monetary policy entered the later stages of its restrictive cycle. Sound portfolio positioning and good security selection allowed the Funds to end the year in favorable ranks with their peers. Many of the concerns that were developing early last year worked in our favor as we continue to manage toward rising inflation, and a moderating economy. The next year will once again prove challenging for bond fund managers as volatility remains low and opportunities to capture strong excess returns are low. However, we continue to use our creative talents to build portfolios that offer strong, risk-adjusted performance regardless of the environment.

The Vintage money market funds continued to benefit from a tighter monetary policy supported by the Federal Reserve. In the last 12 months, the Federal Reserve raised short-term rates by 75 basis points compared to 200 basis points the year before. With economic growth moderating, we believe restrictive Federal Reserve policy is nearing an end and that short-term interest rates will remain constant for most of 2007. We remain positioned to be responsive to Federal Reserve action while maximizing the income for our shareholders.

This year brought additional changes to our family of funds. Shareholders of our Government Assets Fund were transitioned into our Liquid Assets Fund. We eliminated services that provided little benefit to shareholders as a way to offer higher net total returns. In conjunction with these changes, the investment adviser waived fund fees to lower all bond fund expense ratios to 75 basis points. The minimum account balance was also increased to improve fund efficiencies. All of these changes were implemented to provide our shareholders with higher net returns.

In closing I would like to thank you for your confidence and loyalty in the Vintage Mutual Funds. Our daily motivation is driven by the desire to deliver strong and consistent performance on your behalf.


/s/ Jeffrey D. Lorenzen

Jeffrey D. Lorenzen, CFA
President, Vintage Mutual Funds





The Vintage Mutual Funds are distributed by BISYS Fund Services Limited Partnership.

Shares of the Vintage Mutual Funds are NOT INSURED BY THE FDIC. Investment products involve investment risk, including the possible loss of principal. Past performance is not predictive of future results, and the composition of each Fund's portfolio is subject to change.

Information not authorized for distribution unless accompanied or preceded by a current prospectus. An investor should consider the Funds' investment objectives, risks, charges, and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Funds' prospectus. To obtain more information, please call 1-800-798-1819 or visit the website www.VintageFunds.com. Please read the prospectus carefully before investing.

Message from the Investment Adviser

Dear Shareholders:

Economic growth in the United States has slowed in recent quarters, led by the substantial correction in the housing market. While many economists believe we are in for a prolonged slow down and possibly a recession, we remain optimistic that the economy will continue to generate moderate growth.

Most of the weakness in economic growth over the first six months is related to the housing market. Following a five-year housing boom, the demand for homes finally began to weaken in early 2006 on rising interest rates. The housing market is an important element to the economy as its impact reaches deep. The weakness seen in the housing market is primarily in new home construction and sales. Both monthly series, new home sales and housing starts, indicate year-over-year declines of over 20 percent. Unsold inventories remain high, signaling continued weakness from this sector for some time. Inventory drag will likely restrain economic growth for several quarters as the supply of homes realigns with the number of buyers. One positive note in the housing sector is existing home sales have actually remained stable, only declining 3 percent on a year-over-year basis.

Developments in the sub-prime mortgage market late in 2006 also cast a dark cloud over this struggling sector. Sub-prime mortgages represent borrowers who do not comply with traditional lending standards. Delinquencies on variable sub-prime mortgages have recently risen. The rise in delinquencies indicates the stress these borrowers are having with higher interest rates and a credit environment difficult for refinancing. The impact on the housing market is still unclear but tighter lending standards and foreclosed properties will likely add to the housing drag. With 10 percent of the mortgage market in sub-prime loans, it's hard to believe this development will derail the economy.

The other weak spot in the economy is the manufacturing sector. During the last three quarters manufacturing data has softened by most published surveys. Durable goods sales and factory orders have both softened, also signaling a weaker sector. Recent jobs data has suggested job market contraction in many manufacturing industries as companies realign workload with production demand. Fortunately, the manufacturing sector remains very healthy. Balance sheets are strong and cash flows are high which will support any slowdown that may be building.

Traditional economic forces, such as an inverted yield curve and a restrictive Federal Reserve, have likely induced the housing and manufacturing slowdown. Combined, the housing and manufacturing sector make up about 10 percent of economic growth. With both sectors down over 10 percent, a mild slowdown in GDP growth would be expected. The bright side to the economy is that the consumer remains healthy.

As we have suggested for some time, a recession is unlikely to occur as long as the job market is strong. Jobs remain very healthy with year-over-year wage gains of 4 percent. The U.S. economy has added almost two million new jobs in the last 12 months and lowered its unemployment rate to 4.4 percent. As long as jobs remain plentiful and wages are rising faster than inflation, the consumer should continue to support the economy.

Liquidity in the market also remains very high. Companies continue to generate a lot of cash. Private equity funds hunger for new acquisitions as cash builds. Money of zero maturity remains at a healthy 60 percent of real GDP. High liquidity will keep banks actively seeking loans, provide a boost to the stock market, and continue to keep bond yields low.

Globally, economic growth has also been strong. Many of our major trading partners are seeing similar economic growth as the U.S. Growth in the emerging world is strong, especially commodity-rich countries, and the European economies are also doing well. The global economy has become much more balanced. This has helped spur export growth by almost 9 percent over the last year and may finally be a source of economic growth in 2007.

In summary, we see an economy that is likely to expand at a moderate pace over the next several quarters. The housing market headwinds will continue as unsold inventories decline and certain areas of the manufacturing sector will likely continue to see pressure. But neither of these will likely be significant enough to dislodge our economy. We remain optimistic for economic growth and believe the financial markets will continue to reward those who remain patient. We believe the Federal Reserve will hold their neutral posture toward short-term rates and intermediate and long-term interest rates will likely remain within a narrow range as a result. We are positioning portfolios to capture excess returns through income, yield curve positioning, and sector management. We believe the market remains unclear as to the overall direction of interest rates and we remain neutral to our benchmarks. We continue to believe we can strategically provide strong risk-adjusted returns for investors.

In closing, we appreciate the opportunity to be your selected investment adviser and will continue to manage your money as if it were our own and strive for consistent above-market, long-term returns.

/s/ Jeffrey D. Lorenzen

Jeffrey D. Lorenzen, CFA
President and Chief Investment Officer WB
Capital Management Inc.

Performance Report

VINTAGE MONEY MARKET FUNDS

The Federal Reserve had no break from mixed economic signals this quarter. While fourth quarter GDP growth was stronger than originally reported, other measures of activity declined along with the housing market while inflation remained above the Federal Reserve's target range. In this gray area the Federal Reserve remained sidelined, leaving overnight rates at 5.25 percent and the yield curve inverted. Market expectations for a rate cut have been pushed out to the second half of 2007 which encourages the addition of longer money market paper to preserve portfolio yield once the Federal Reserve begins cutting rates.

INSTITUTIONAL MONEY MARKET FUND

The Fund's average days fell during the quarter as the overall assets increased. The Fund ended the quarter with an average days position roughly even with the index which it expects to extend. The Fund is currently adding agency paper in the nine to twelve month part of the curve where rates appear most attractive given our outlook for the Federal Reserve.

INSTITUTIONAL RESERVES FUND

The Fund's average days remained above the index as longer bonds were purchased to lock in yields that will be attractive when the Federal Reserve begins cutting rates. The Fund ended the quarter with an average days position longer than the index which it expects to maintain. The Fund is currently adding agency paper in the nine to twelve month part of the curve where rates appear most attractive given our outlook for the Federal Reserve.

LIQUID ASSETS FUND

The Fund's average days remained above the index as longer bonds were purchased to lock in yields that will be attractive when the Federal Reserve begins cutting rates. Very short corporate paper is relatively rich reflecting strong corporate fundamentals, so the Fund is currently adding corporate paper in the nine to twelve month part of the curve where paper is available and relative rates appear most attractive. The Fund ended the quarter with an average days position longer than the index which it expects to maintain.

MUNICIPAL ASSETS FUND

The Fund's average days remained above the index as longer bonds were purchased to lock in yields that will be attractive when the Federal Reserve begins cutting rates. The Fund ended the quarter with an average days position longer than the index which it expects to maintain. The Fund is currently adding municipal paper in the nine to twelve month part of the curve where rates appear most attractive given our outlook for the Federal Reserve.

AN INVESTMENT IN THE VINTAGE MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT OF $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

Vintage Mutual Funds, Inc.
Institutional Money Market Fund

                       Schedule of Portfolio Investments
                                 March 31, 2007

Par/
Share Value              Description                                    Value
-----------              -----------                                    -----

U.S. GOVERNMENT AGENCIES (17.63%)
Federal Farm Credit Bank
            1,000,000      5.260% ** 12/27/07........................$  999,833

Federal Home Loan Bank
              500,000      5.239% *  10/05/07...........................487,085
              600,000      5.219% *  10/05/07...........................584,502
              500,000      3.500%    11/15/07...........................495,243
              500,000      2.750%    03/14/08...........................489,098
              500,000      3.125%    08/15/07...........................496,296
              350,000      3.125%    08/15/07...........................347,222
              300,000      3.125%    09/25/07...........................296,759
              750,000      3.160%    08/17/07.......................... 744,480
              200,000      3.680%    11/28/07...........................197,893
            1,000,000      3.250%    12/17/07...........................986,484
            1,000,000      4.250%    09/14/07...........................995,892
            1,000,000      4.625%    10/24/07...........................997,136
              500,000      4.625%    07/18/07...........................499,183
              475,000      4.750%    08/17/07...........................474,130
              750,000      4.000%    10/22/07...........................745,382

Federal Home Loan Mortgage Corporation
              735,000      3.300%    09/14/07...........................728,837
              500,000      4.150%    12/07/07...........................496,575
              500,000      4.625%    02/21/08...........................497,694
            2,000,000      5.248% *  06/26/07.........................1,975,973
            1,000,000      5.121% *  09/07/07...........................978,424
              500,000      5.119% *  11/13/07...........................484,588
              500,000      5.104% *  12/11/07...........................482,790
              210,000      5.167% *  12/11/07...........................202,725

Federal National Mortgage Association
              500,000      5.150%    11/21/07...........................499,553
            1,000,000      3.250%    11/15/07...........................988,884
              300,000      6.150%    12/10/07...........................301,934
              850,000      3.500%    07/20/07...........................845,793
              560,000      5.143% *  10/26/07...........................544,145
                                                                   ------------
                      Total U.S. Government Agencies                 18,864,533
                                                                   ------------
REPURCHASE AGREEMENTS (82.26%)
Barclays Capital
      29,000,000 5.36%    04/02/07................................   29,000,000
                 (Purchased on 03/30/07, proceeds at
                 maturity $29,012,953; Collateralized
                 by $29,936,000 U.S. Government
                 Agencies, 06/27/07 - 01/02/14,
                 market value $29,580,372)

Bear Stearns and Company, Inc.
      31,000,000 5.38%     04/02/07................................  31,000,000
                 (Purchased on 03/30/07, proceeds at maturity
                 $31,013,898; Collateralized by $31,778,920
                 U.S. Government Agencies, 06/01/11 - 12/01/36,
                 market value $31,624,122)

Seattle-Northwest Securities Corporation
      28,035,254 5.34%     04/02/07................................  28,035,254
                 (Purchased on 03/30/07, proceeds at maturity
                 $28,047,730; Collateralized by $29,123,000
                 U.S. Government Agencies,  03/28/08 - 11/15/20,
                 market value $28,597,447)
                                                                  -------------
                 Total Repurchase Agreements                         88,035,254
                                                                  -------------

                 Total Investments in Securities
                 (99.89%) (Cost $106,899,787)                     $ 106,899,787
                 Other Assets and Liabilities (0.11%)                   118,382
                                                                  -------------
                 NET ASSETS (100.00%)                             $ 107,018,169
                                                                  =============

* Effective yield at date of purchase
**Interest rate fluctuates weekly with 3-month US Treasury bill rate


                        See note to financial statements

Vintage Mutual Funds, Inc.
Institutional Reserves Fund

                       Schedule of Portfolio Investments
                                 March 31, 2007

Par/
Share Value             Description                                      Value
-----------             -----------                                      -----
U.S. GOVERNMENT AGENCIES (36.91%)
Federal Farm Credit Bank
      181,000         3.250%     06/15/07.............................$ 180,228
    1,000,000         5.260% **  12/27/07.............................  999,833

Federal Home Loan Bank
    1,190,000         2.250%     07/02/07.............................1,181,207
      920,000         2.400%     12/28/07.............................  901,917
      500,000         5.239% *   10/05/07.............................  487,085
    1,000,000         5.219% *   10/05/07.............................  974,171
    1,145,000         3.500%     11/15/07.............................1,133,990
    1,000,000         2.750%     03/14/08.............................  978,195
      300,000         3.480%     11/27/07.............................  296,714
      700,000         3.110%     06/22/07.............................  696,682
      235,000         3.125%     12/24/07.............................  231,421
      350,000         3.010%     12/28/07.............................  344,429
      235,000         4.230%     01/28/08.............................  233,064
      500,000         4.250%     09/14/07.............................  497,945
    1,000,000         4.625%     07/18/07.............................  998,367
    1,000,000         4.450% *** 09/06/07.............................  999,827
    1,000,000         4.940% ****11/21/07.............................1,000,000
    1,000,000         5.220% **  11/28/07.............................1,000,000

Federal Home Loan Mortgage Corporation
      275,000         4.500%     05/17/07.............................  274,693
    1,000,000         4.150%     12/07/07.............................  993,150
      361,000         4.500%     11/15/07.............................  359,559
    1,000,000         5.000%     09/07/07.............................  999,420
    1,000,000         4.125%     04/02/07.............................  999,966
    1,605,000         3.750%     04/15/07.............................1,604,053
    1,000,000         5.222% *   12/07/07.............................  965,236
      300,000         4.000%     10/19/07.............................  299,499

Federal National Mortgage Association
      500,000         5.150%     11/21/07.............................  499,553
      800,000         4.750%     08/03/07.............................  798,709
      235,000         4.200%     03/24/08.............................  232,747
      860,000         2.625%     10/01/07.............................  849,079
    2,000,000         5.289% *   09/18/07.............................1,952,022
      500,000         4.000%     01/28/08.............................  494,844
                                                                   ------------
              Total U.S. Government Agencies                         24,457,605
                                                                   ------------
REPURCHASE AGREEMENTS (63.26%)
Barclays Capital
   14,000,000 5.36%     04/02/07..................................   14,000,000
              (Purchased on 03/30/07, proceeds at
              maturity $14,006,253; Collateralized by
              $14,464,000 U.S. Government Agency,
              06/27/07, market value $14,280,307)

Bear Stearns and Company, Inc.
   15,000,000 5.38%     04/02/07...................................  15,000,000
              (Purchased on 03/30/07, proceeds at
              maturity $15,006,725; Collateralized by
              $15,351,317 U.S. Government Agencies,
              04/01/21 - 04/01/37, market value
              $15,301,683)

Seattle-Northwest Securities Corporation
   12,917,041 5.34%     04/02/07...................................  12,917,041
              (Purchased on 03/30/07, proceeds at
              maturity $12,922,789; Collateralized by
              $13,420,000 U.S. Government Agencies,
              08/22/07 - 11/15/25, market value
              $13,175,994)
                                                                   ------------
              Total Repurchase Agreements                            41,917,041
                                                                   ------------
              Total Investments in Securities
              (100.17%) (Cost $66,374,646)                         $ 66,374,646
              Other Assets and Liabilities (-0.17%)                    (111,257)
                                                                    ------------
              NET ASSETS (100.00%)                                 $ 66,263,389
                                                                    ============

* Effective yield at date of purchase
** Interest rate fluctuates weekly with 3-month US Treasury bill
*** Interest rate fluctuates monthly with 2-year US Treasury note
**** Interest rate fluctuates monthly with 1-year US Treasury note

                       See note to financial statements

Vintage Mutual Funds, Inc.
Liquid Assets Fund

                       Schedule of Portfolio Investments
                                 March 31, 2007

Par/
Share Value               Description                                     Value
-----------               -----------                                     -----

U.S. GOVERNMENT AGENCIES (10.63%)
Federal Home Loan Bank
    700,000     3.000%         12/28/07.............................. $ 688,444
  1,000,000     4.000%         02/20/08..............................   995,701
  2,625,000     5.000%         12/28/07.............................. 2,620,288
  1,000,000     4.450% *****   09/06/07..............................   999,827
  1,575,000     4.450% *****   09/06/07.............................. 1,574,726
  1,000,000     4.940% ******  11/21/07.............................. 1,000,000
  1,000,000     4.940% ******  11/21/07.............................. 1,000,000
  1,000,000     5.220% **      11/28/07.............................. 1,000,000

Federal National Mortgage Association
  1,000,000     3.375%         05/15/07..............................   997,613
  1,000,000     3.750%         12/28/07..............................   989,537
  1,500,000     4.000%         01/28/08.............................. 1,484,531
                                                                  -------------
            Total U.S. Government Agencies                           13,350,667
                                                                  -------------
LOAN CERTIFICATES - FMHA GUARANTEED LOAN
     CERTIFICATES (9.80%)
 12,298,596 5.85% - 6.0*%
            04/02/07 to 03/11/45.....................................12,298,596
                                                                  -------------
COMMERCIAL PAPER (18.89%)
American Honda Finance
  1,039,000     5.275% *       04/10/07...............................1,037,639
  1,000,000     5.267% *       04/23/07...............................  996,810

Bank of America Corporation
    500,000     5.295% *       05/03/07...............................  497,671
  1,100,000     5.286% *       06/15/07...............................1,088,038

Barclays Funding
  1,000,000     5.298% *       05/14/07...............................  993,753

Cooperative Association Tractor
    467,000     5.279% *       04/04/07...............................  466,798
  1,000,000     5.246% *       06/04/07...............................  990,791
  1,000,000     5.514% *       06/15/07...............................  989,146

Danske Corporation
  1,000,000     5.266% *       04/09/07...............................  998,838
  1,000,000     5.276% *       04/11/07...............................  998,539
  1,000,000     5.280% *       06/08/07...............................  990,159

General Electric Capital Corporation
  1,000,000     5.302% *       06/08/07...............................  990,140

HSBC USA, Inc.
  1,000,000     5.275% *       04/10/07...............................  998,690

COMMERCIAL PAPER (CONT.)
Northern Rock
  1,000,000     5.290% *       04/20/07...............................  997,232
  1,000,000     5.281% *       04/30/07...............................  995,779
  1,000,000     5.304% *       05/23/07...............................  992,438

Paccar Financial Corporation
  1,050,000     5.274% *       04/04/07...............................1,049,543
  1,000,000     5.290% *       04/19/07...............................  997,390
  1,000,000     5.284% *       05/01/07...............................  995,650

Three Rivers Funding Corporation
  1,000,000     5.285% *       04/09/07................................ 998,831
  1,000,000     5.291% *       04/23/07...............................  996,783

Triple A One Funding Corporation
    542,000     5.290% *       04/16/07...............................  540,810

UBS Finance
    750,000     5.270% *       04/03/07...............................  749,781
  1,209,000     5.299% *       04/05/07...............................1,208,296
  1,160,000     5.300% *       04/11/07...............................1,158,311
                                                                  -------------
            Total Commercial Paper                                   23,717,856
                                                                  -------------
CORPORATE BONDS (26.15%)
Banking & Financial
Bank of America Corporation
  1,340,000     3.850%         02/15/08...............................1,324,483
CIT Group, Inc.
  1,000,000     7.375%         04/02/07...............................1,000,045
  1,000,000     7.375%         04/02/07...............................1,000,050
  1,000,000     5.750%         09/25/07...............................1,002,392
J.P. Morgan
  1,000,000     4.125%         09/01/07...............................  994,969
National City Bank
  1,000,000     4.000%         09/28/07...............................  994,010
Wachovia Corporation
    830,000     4.125%         08/15/07...............................  826,296

Computer Hardware
Hewlett-Packard Company
  1,000,000     5.500%         07/01/07...............................1,000,410
  1,000,000     3.625%         03/15/08...............................  985,500
IBM Corporation
  1,505,000     6.450%         08/01/07...............................1,510,650
  1,020,000     6.450%         08/01/07...............................1,023,508


* Effective yield at date of purchase
** Interest rate fluctuates weekly with 3-month US Treasury bill
*** Variable rate, put option subject to no longer than 7-day settlement **** Interest rate fluctuates monthly with Libor
***** Interest rate fluctuates monthly with 2-year US Treasury note ****** Interest rate fluctuates monthly with 1-year US Treasury note

                        See note to financial statements

Vintage Mutual Funds, Inc.
Liquid Assets Fund (continued)

                       Schedule of Portfolio Investments
                                 March 31, 2007

Par/
Share Value               Description                                     Value
-----------               -----------                                     -----

CORPORATE BONDS (CONT.)
Electric Utility
Southern Company
  2,000,000     4.875%         07/15/07.............................$ 1,997,416
  1,000,000     4.875%         07/15/07.............................    998,643

Financial Services
Bear Stearns Company
  1,000,000     7.800%         08/15/07.............................  1,008,842
  1,000,000     4.000%         01/31/08.............................    990,118
  1,000,000     4.711% ****    04/04/08.............................  1,000,000
Caterpillar Financial Services
    665,000     4.875%         06/15/07.............................    664,145
  1,000,000     4.875%         06/15/07.............................    999,065
    325,000     3.100%         05/15/07.............................    324,082
    500,000     3.625%         11/15/07.............................    495,657
  1,000,000     3.800%         02/08/08.............................    988,439
Credit Suisse FB USA
  1,000,000     4.625%         01/15/08.............................    995,435
  1,000,000     5.400%         12/21/07.............................  1,000,000
Lehman Brothers Holdings
  2,500,000     4.000%         01/22/08.............................  2,476,997
Merrill Lynch and Company
    500,000     4.000%         11/15/07.............................    496,137
  1,000,000     3.000%         04/30/07.............................    997,941
Morgan Stanley
  1,000,000     5.800%         04/01/07.............................  1,000,000
  1,000,000     5.800%         04/01/07.............................  1,000,000
National Rural Utilities
  1,000,000     3.875%         02/15/08.............................    989,186

Miscellaneous
Kuehn Enterprises
    950,000     5.270% ***     10/01/43.............................    950,000
Schneider Capital Finance
  1,805,000     5.270% ***     07/01/43.............................  1,805,000
                                                                  -------------
            Total Corporate Bonds                                    32,839,416
                                                                  -------------
            Total Unaffiliated Issuers                               82,206,535
                                                                  -------------

REPURCHASE AGREEMENTS (36.23%)
Barclays Capital
 21,492,720 5.360%     04/02/07....................................$ 21,492,720
            (Purchased on 03/30/07, proceeds at
            maturity $21,502,320; Collateralized by
            $22,205,000 U.S. Government Agency,
            06/27/07, market value $21,922,997)

Bear Stearns and Company, Inc.
 24,000,000 5.380%     04/02/07....................................  24,000,000
            (Purchased on 03/30/07, proceeds at
            maturity $24,010,760; Collateralized by
            $24,057,002 U.S. Government Agencies,
            03/01/21 - 02/01/37, market value
            $24,481,493)
                                                                   -------------
            Total Repurchase Agreements                              45,492,720
                                                                   -------------
            Total Investments in Securities
            (101.70%) (Cost $127,699,255)                          $ 127,699,255
            Other Assets and Liabilities (-1.70%)                    (2,140,592)
                                                                   -------------
            NET ASSETS (100.00%)                                   $ 125,558,663
                                                                   =============


* Effective yield at date of purchase
** Interest rate fluctuates weekly with 3-month US Treasury bill
*** Variable rate, put option subject to no longer than 7-day settlement **** Interest rate fluctuates monthly with Libor
***** Interest rate fluctuates monthly with 2-year US Treasury note ****** Interest rate fluctuates monthly with 1-year US Treasury note

                        See note to financial statements

Vintage Mutual Funds, Inc.
Municipal Assets Fund

                       Schedule of Portfolio Investments
                                 March 31, 2007

Par/
Share Value          Description                                          Value
-----------          -----------                                          -----

MUNICIPAL BONDS (99.22%)
Arizona (0.73%)
     100,000 Apache County,  AZ Development
             3.650%**           12/15/18............................. $ 100,000

California (1.45%)
     200,000 Riverside County, CA
             3.550%**           12/01/15.............................   200,000

Connecticut (0.74%)
     100,000 Connecticut State
             5.000%             11/01/07.............................   101,816

Florida (5.64%)
     100,000 Broward County, FL Schools
             5.375%             07/01/07.............................   101,442
     175,000 Nassau County, FL Pollution Control
                  Revenue
             3.650%**           10/01/08.............................   175,000
     100,000 Pasco County, FL Water
             4.000%             10/01/07.............................   100,217
     400,000 Sarasota, FL Hospital Commercial
                  Paper
             3.560%**           04/03/07.............................   400,000

Georgia (8.68%)
     295,000 Georgia State, Series D
             4.000%             11/01/07.............................   295,643
     500,000 Marietta, GA Housing
             3.650%**           07/01/24.............................   500,000
     400,000 Muni Electric Authority, GA
                  Commercial Paper
             3.580%***          04/02/07.............................   400,000

Illinois (3.66%)
     200,000 Cook County, IL
             7.250%             11/01/07.............................   204,258
     300,000 Illinois Health NW Hospital
             3.700%**           08/15/25.............................   300,000

Iowa (3.52%)
     100,000 Iowa Finance Hospital Facility
             3.650%**           07/01/13.............................   100,000
     385,000 Iowa Finance West Foundation
             3.670%**           01/01/32.............................   385,000

Maryland (1.45%)
     200,000 Maryland Health and Higher
                  Education
             3.630%**           10/01/37.............................   200,000

Massachusetts (3.63%)
     500,000 Boston, MA Commercial Paper
             3.580%***          05/02/07..............................  500,000

Michigan (2.21%)
     200,000 Michigan State Strategic Fund
             5.500%             08/01/07..............................  203,250
     100,000 Yale, MI Public Schools
             6.375%             05/01/07..............................  100,232

Minnesota (2.18%)
     200,000 Kimball, MN Independent School
                  District #739
             4.000%              9/24/07..............................  200,229
     100,000 Minnesota State
             5.000%             08/01/07..............................  100,490

Nebraska (1.09%)
     150,000 Nebraska Education Finance
                  Authority
             3.790%*            12/15/35..............................  150,000

New Hampshire (1.09%)
     150,000 New Hampshire Health and
                  Education
             3.610%**           06/01/23..............................  150,000

New Mexico (2.90%)
     400,000 Las Cruces, NM Gross Receipts
                  Tax Revenue
             3.500%             06/01/07..............................  399,801

New York (1.28%)
     175,000 New York State
             4.000%             12/15/07..............................  175,541

North Carolina (2.90%)
     400,000 Board of Governors University of
                  North Carolina Commercial Paper
             3.560%***          04/04/07..............................  400,000

Ohio (11.26%)
     400,000 Cincinnati and Hamilton Counties, OH
             3.790%*            09/01/25..............................  400,000
     300,000 Clinton County, OH Hospital
             3.690%**           06/01/32..............................  300,000
      50,000 Ohio State University
             3.650%**           12/01/21..............................   50,000
     300,000 Ohio State University
             3.650%**           12/01/31..............................  300,000
     500,000 Warren County, OH
             3.680%**           07/01/23..............................  500,000

* Variable rate, put option subject to no longer than next day settlement
** Variable rate, put option subject to no longer than 7 day settlement
***Tax Exempt Commercial Paper-interest bearing at maturity (rollover eligible)

                        See note to financial statements

Vintage Mutual Funds, Inc.
Municipal Assets Fund (continued)

                       Schedule of Portfolio Investments
                                 March 31, 2007

Par/
Share Value        Description                                          Value
-----------        -----------                                          -----

MUNICIPAL BONDS (CONT.)
Pennsylvania (24.54%)
     200,000 Allegheny County, PA Development
             3.700%**           08/01/32............................. $ 200,000
     200,000 Allentown, PA Development
             3.760%*            12/01/29.............................   200,000
     685,000 Benzinger Township, PA
             3.670%**           12/01/30.............................   685,000
     550,000 Erie County, PA Hospital
             3.760%*            05/15/20.............................   550,000
     600,000 Moon Industrial Development Authority, PA
             3.670%**           06/01/25.............................   600,000
     145,000 New Castle, PA Hospital
             3.670%**           07/01/26.............................   145,000
     500,000 Pennsylvania State University
             3.640%**           04/01/31.............................   500,000
     500,000 Philadelphia, PA Industrial Development Revenue
             3.760%*            03/01/27.............................   500,000

Texas (7.63%)
     100,000 Galena Park, TX Independent School District
             4.750%             08/15/07.............................   100,454
     400,000 Harris County, TX Industrial Development
             3.700%**           02/01/20.............................   400,000
     400,000 Houston, TX Commercial Paper
             3.600%***          06/01/07.............................   400,000
     150,000 Hurst Euless, TX Community School District
             4.000%             08/15/07.............................   150,243

Washington (5.92%)
     700,000 Lake Tapps Parkway, WA
             3.720%**           12/01/19.............................   700,000
     115,000 Vancouver, WA Series 84-B
             3.670%**           12/01/09.............................   115,000

Wisconsin (3.82%)
     200,000 Eagle River, WI
             4.000%             10/01/07.............................   200,206
     125,000 Fond du Lac, WI
             3.750%             05/01/07.............................   125,021
     200,000 Menomonee Falls, WI
             4.460%             12/01/07.............................   201,049

Wyoming (2.90%)
     400,000 Sweetwater County, WY Commercial
                  Paper
             3.460%***          06/06/07.............................   400,000
                                                                    ------------
             Total Municipal Bonds                                   13,664,892
                                                                    ------------
MUTUAL FUNDS (2.76%)
     179,558 AIM Institutional Tax Free Cash
             3.455%*            04/02/07............................. $ 179,558
     200,000 Lehman Brothers Tax-Free Fund
             3.480%*            04/02/07.............................   200,000
                                                                    ------------
             Total Mutual Funds                                         379,558
                                                                    ------------
              Total Investments in Securities
             (101.98%) (Cost $14,044,450)                          $ 14,044,450
             Other Assets and Liabilities (-1.98%)                    (272,259)
                                                                   ------------
             NET ASSETS (100.00%)                                  $ 13,772,191
                                                                   ============


* Variable rate, put option subject to no longer than next day settlement
** Variable rate, put option subject to no longer than 7 day settlement
***Tax Exempt Commercial Paper-interest bearing at maturity (rollover eligible)

                        See note to financial statements

Performance Report

VINTAGE FIXED INCOME FUNDS

During the past twelve months, financial assets have increased in value, the Federal Reserve paused its campaign to raise the Federal Reserve funds rate and economic growth slowed to levels below its potential. Equity markets moved higher as the Standard & Poor's 500 index advanced 11.82 percent. Fixed income returns were also healthy as the Lehman Aggregate index rose 6.59 percent. Interest rates fell slightly during the year as the market began anticipating the Federal Reserve's first cut in rates, immediately after its last rate increase. The ten-year U.S. Treasury rate fell 0.20 percent to finish the period at 4.64 percent.

The Federal Reserve increased the Federal Reserve funds rate twice during the past year at its May and June meetings. The rate has remained at 5.25 percent following each of the ensuing six meetings. The timing of stopping the Federal Reserve's rate hike campaign was consistent with a slowing of the U.S. domestic economy. First quarter 2006 growth, as measured by the gross domestic product
(GDP), of 5.6 percent slowed considerably throughout the remainder of the year as the following three quarters of 2006 grew at rates of 2.6, 2.0 and 2.5 percent, respectively. Growth has slipped slightly below the economy's potential, while inflation has yet to pull back. At the time of the Federal Reserve's last rate increase, the core personal consumption expenditures price index (PCE) was measured at 2.3 percent. The Federal Reserve's unofficial desired level of inflation is between one and two percent. The most current readings of the core PCE indicate a slightly higher level of inflation at 2.4 percent.

The Federal Reserve has been successful in slowing the economy, but the real concern to fixed income investors is the persistency of inflation. The Federal Reserve has called high resource utilization as its concern of pushing inflation, and hence interest rates, higher. Two prominent measures of resources are labor and unused capacity. Job growth over the past year has been above expectations. Monthly job creation has averaged more than 160,000 new jobs per month. The current labor force requires only 100,000 jobs per month to employ new entrants to the work force. As a result, the unemployment rate marched lower from 4.70 percent in March 2006 to 4.40 percent in March 2007. In a similar fashion, capacity utilization has remained above the eighty percent inflationary threshold throughout the past year. With a shrinking pool of available workers and little idle capacity added to the economic system, the potential for levels of inflation remaining above the Federal Reserve's target range is real.

The global economy continues to show solid growth along with interest rate increases from local central banks. Certainly, many emerging markets such as China have seen growth rates remain in the high single digits for an extended period of time. Growth in developed nations such as the Euro area has accelerated from 2.2 percent to 3.3 percent over the past year. The United Kingdom has seen growth improve from 2.4 percent up to 3.0 percent while Japan has continued to make progress and maintain growth rates above 2.0 percent.
As growth has been maintained, global short rates have moved higher also. Global short rates rose 0.80 percent over the past twelve months as each of the major industrialized nations tightened monetary policy. The U.S. halted raising rates last summer, but countries including the U.K., the Euro-block and even Japan have raised short term rates in the past six months. There is a global movement afoot to reduce liquidity at a gradual pace.

Domestic interest rates fell across short and intermediate maturities over the past year, while three and six month rates moved higher in sympathy with the Federal Reserve funds rate. Short-term interest rates fell slightly more than intermediate and long rates, leaving the yield curve with a very modest upward slope. The yield curve did, however, spend much of the year inverted by five to fifteen basis points between two and ten years. On March 31, 2007, the two-year Treasury yield was 4.58 percent. Investors were compensated only an additional ..08 percent or 4.64 percent for purchasing ten-year Treasury notes. A year ago many market prognosticators suggested the flat yield curve would lead to a recession in 2006. These doomsday machines were incorrect and we believe the economy will continue to advance, albeit at a less than exciting rate.

The bond market has had its eyes on two major issues to start 2007: subprime mortgage delinquencies and corporate event risk. Subprime borrowers are classified as those people with credit scores less than 660 (prime borrowers have a score above 700) and make up approximately 10 percent of the total mortgage market. Payment delinquencies have recently increased on many loans originated in 2006 due to lax underwriting standards used by a number of loan originators. While higher delinquencies and defaults will force some originators out of business (several have already filed for bankruptcy) and cause lending standards to rise, we expect the impact on the vast majority of home buyers to be muted. WB Capital has made investments in subprime mortgages, but mostly in AAA-rated securities with 20 percent or greater credit support at purchase. These securities have a very low likelihood of experiencing any impairment or loss.

Event risk continues to pester corporate bond investors. Private equity has raised large sums of money targeted at taking companies private and adding leverage. To keep private equity away, some companies have borrowed to fund dividends and share repurchases. Each of these events has the possibility of causing corporate bond prices to fall as credit quality declines. What's an investor to do? Fundamental analysis is critical in identifying and avoiding firms that are in susceptible industries or meet a number of risk factors for adding leverage. Risk is further managed through selective diversification, hence limiting the impact of any single corporate bond issuer on the entire portfolio.

Our outlook for the fixed income markets is for range-bound interest rates, the Federal Reserve to leave the Federal Reserve funds rate at 5.25 percent through at least the third quarter of 2007 or longer and modest outperformance from the risk sectors of the fixed income universe. This outlook is supported by four main themes: moderate economic expansion, sustained albeit slowing corporate profitability, continued job growth and moderate rates of inflation. Consumer spending (more than two-thirds of the economy) is buoyed by increasing employment. Corporate profit growth and high profit margins generate the ability to pay for capital expenditures.

In summary, we see the economy to be on solid footing and expect the Federal Reserve to remain vigilant on the risk of inflation. The portfolios continue to maintain a focus on capital preservation.

VINTAGE LIMITED TERM BOND FUND

Fixed income total returns were healthy during the past twelve months as interest rates fell slightly and bond prices rose, supplementing the Fund's income benefits. The two-year Treasury reached its peak for the past year in June, 2006 with a yield of 5.28 percent. The peak in interest rates coincided with the end of the Federal Reserve's rate hike campaign. Interest rates fell into fall and in late winter following multiple Federal Reserve meetings without a change in the Federal Reserve funds rate. Since the Federal Reserve stopped raising rates, the market has anticipated an interest rate cut that continues to elude. The two-year Treasury twice reached a low of 4.51 percent once in December, 2006 and again in March, 2007. All told, interest rates moved approximately 0.80 percent during the year from peak to trough, which is a slightly below normal amount of interest rate volatility. Since August, 2006, short-term rates have traded in an even narrower range of 0.50 percent. For the year, the Vintage Limited Term Bond Fund outperformed its benchmark before expenses, yet trailed after expenses.

Portfolio performance during the period benefited from an overweight to the major risk sectors of the bond market, superior security selection and an income advantage relative to the benchmark. Corporate bonds held an overweight position and posted the best returns, topping Treasuries by 0.83 percent over the past year. Mortgage-backed securities placed second, beating Treasuries by 0.71 percent. The overweight to asset-backed securities also added value, beating Treasuries by 0.44 percent. Many of the portfolio's corporate bond holdings outperformed the overall corporate bond basis. Security selection was especially important as avoiding issues involved in takeovers and significant leveraging events also contributed to relative performance. Overweight allocations are driven by the opportunity to capture additional income while balancing portfolio risk. The portfolio continues to maintain an income advantage with managed risk taking. In total, active investment decisions enhanced performance.

Our fixed income strategy is guided by our central forecast of both the economy and the markets. Our economic forecast is for moderate growth slightly below potential for the next several quarters. Job growth will continue to absorb new entrants resulting in a stable unemployment rate and high levels of capacity utilization. Core inflation is expected to remain elevated above the desired 1.0
- 2.0 percent range. Expectations are for the Federal Reserve funds rate to remain unchanged at 5.25 percent through at least the third quarter, if not all of 2007. As the Federal Reserve was slow to raise rates throughout this cycle, we believe their actions to ease will also be prolonged.

The investment strategy is focused on holding less interest rate risk than the benchmark and continues to hold an overweight in fixed income sectors that generate an income advantage over the index. Corporate bonds, asset-backed securities and mortgage-backed securities continue to hold overweight positions. U.S. Treasury allocations continue to possess a significant underweight. An expectation of sustained economic and job growth supports the strategy.

Performance Report (unaudited)


Graph Omitted - Information presented

                          Value of $10,000 Investment


                                                Average Annual Returns
                                                    as of 3/31/2007
                                             1 Year  5 Year  10 Year  Value
                                             ------  ------  -------  -----
Vintage Limited Term Bond Fund                4.98%   2.49%   4.20%  $15,107
Lehman Brothers 1-3 Yr Gov't/Credit Index     5.30%   3.55%   5.06%  $16,381



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICATIVE OF FUTURE RESULTS. THE VALUE OF SHARES IN THE VINTAGE MUTUAL FUNDS WILL FLUCTUATE SO THAT THE SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE COMPOSITION OF THE FUND'S HOLDINGS IS SUBJECT TO CHANGE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY ACCESSING THE WEBSITE AT WWW.VINTAGEFUNDS.COM.

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in an environment of rising interest rates.

The performance of the Vintage Limited Term Bond Fund is measured against the Lehman Brothers 1-3 Year Government/Credit Index which represents the performance of government and corporate bonds with maturities of 1-3 years. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance reflects the deduction of fees for these value-added services. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Vintage Mutual Funds, Inc.
Limited Term Bond Fund

                       Schedule of Portfolio Investments
                                 March 31, 2007

Par/
Share Value           Description                                   Value
-----------           -----------                                   -----

U.S. GOVERNMENT AGENCIES (20.49%)
    1,000,000 Federal Home Loan Mortgage Corp., 5.750%
              3/15/09.............................................. $ 1,015,960
    2,300,000 Federal National Mortgage Assoc., 6.625%
              09/15/09..............................................  2,393,113
    3,000,000 Federal National Mortage Assoc., 7.125%
              06/15/10..............................................  3,204,639
                                                                    -----------
              Total U.S. Government Agencies                          6,613,712
                                                                    -----------
MORTGAGE RELATED SECURITIES (41.37%)
Airlines (0.25%)
       80,749 Cont. Airlines Certs, 6.410%
              04/15/07...............................................    80,749
                                                                    -----------
Collateralized Mortgage Obligations (6.02%)
      904,088 Federal Home Loan Mortgage Corp. 2971
                   Class PE
              4.500%, 03/15/26......................................... 893,320
      879,893 Federal Home Loan Mortgage Corp. 3089
                   Class LP
              5.500%, 12/15/29......................................... 883,960
           54 Federal National Mortage Assoc. 1993-14
                   Class A
              6.000%, 02/25/08.........................................      54
      137,913 Structured Asset 2001-1 B2, 7.120%
              02/25/31...............................................   137,422
       29,457 Structured Asset Sec, 5.330%
              04/25/32...............................................    29,349
                                                                    -----------
                                                                      1,944,105
                                                                    -----------
Federal Home Loan Mortgage Corp.
Mortgage-Backed Pools (12.41%)
        7,384 Pool #E61274, 7.000%
              08/01/09................................................    7,400
      699,017 Pool #M90830, 3.500%
              08/01/08................................................  680,126
      953,333 Pool #M90842, 4.000%
              09/01/08................................................  940,355
      396,845 Pool #M90877, 4.000%
              12/01/08................................................  389,930
      707,607 Pool #M90980, 5.000%
              05/01/10................................................  705,159
      736,734 Pool #M90988, 5.000%
              07/01/10................................................  734,186
      554,610 Pool #M90876, 4.000%
              11/01/08................................................  546,659
                                                                    -----------
                                                                      4,003,815
                                                                    -----------
Federal National Mortgage Assoc.
Mortgage-Backed Pools (2.61%)
      864,706 Pool #254711, 4.000%
              03/01/10................................................  841,024
                                                                    -----------
Asset Backed Securities (20.09%)
      443,000 Amresco 1997-2 M1F, 7.430%
              06/25/27...............................................   441,345
    1,110,000 Chase Mtg 2003-4 1A5, 5.416%
              05/25/33............................................... 1,107,552
      561,751 Chase Mtg 2003-6 1A3, 3.340%
              05/25/26...............................................   554,908
       28,239 Conseco Fin Series, 7.272%
              06/15/32...............................................    28,288
      893,000 CountryWide ABS, 5.971%
              09/25/46...............................................   901,961
      393,106 CountryWide ABS, 4.575%
              07/25/35...............................................   390,455
       91,424 First Alliance Step, 6.520%
              09/20/29...............................................    91,134
      271,484 Green Tree, 7.350%
              05/15/27...............................................   281,474
      217,674 Green Tree, 7.600%
              10/15/27...............................................   225,442
       38,115 IMC Home Equity, 7.080%
              08/20/28...............................................    38,004
      167,910 Indymac 1998-2 A2, 6.170%
              12/25/11...............................................   164,031
    1,300,000 POPLR 2005-B AF3, 4.620%
              08/25/35............................................... 1,284,746
      630,522 RAMP 2004-RS12 AI3, 3.981%
              04/25/29...............................................   625,985
      350,000 RAMP 2005-RS1, 4.109%
              01/25/35...............................................   346,211
                                                                    -----------
                                                                      6,481,536
                                                                    -----------
              Total Mortgage Related Securities                      13,351,229
                                                                    -----------

MUNICIPAL BONDS (0.14%)
Rev Bond - Education
       45,000 Azusa Pacific Univ, 7.250%
              04/01/09...................................................45,723
                                                                    -----------

                        See note to financial statements

Vintage Mutual Funds, Inc.
Limited Term Bond Fund (continued)

                       Schedule of Portfolio Investments
                                 March 31, 2007

Par/
Share Value            Description                                   Value
-----------            -----------                                   -----

CORPORATE BONDS (35.41%)
 Automotive Finance (0.93%)
      300,000 Daimler Chrysler NA, 4.750%
              01/15/08..............................................  $ 298,586
                                                                    -----------
Banking & Financial (6.76%)
      300,000 Bank of America Corp., 3.875%
              01/15/08................................................. 296,664
      300,000 CIT Group Inc., 5.750%
              09/25/07................................................. 300,598
      400,000 General Elec Cap Crp, 4.625%
              09/15/09................................................. 396,787
      300,000 HSBC Finance Corp., 4.750%
              04/15/10................................................. 296,838
      300,000 JP Morgan Chase, 5.250%
              05/30/07................................................. 299,899
      300,000 US Bank NA, 4.125%
              03/17/08................................................. 296,792
      300,000 Wells Fargo Company, 4.000%
              08/15/08................................................. 295,031
                                                                    -----------
                                                                      2,182,609
                                                                    -----------
Banks - International (0.91%)
      300,000 Wachovia Corp., 3.500%
              08/15/08................................................. 293,025
                                                                    -----------
Beverages (1.23%)
      400,000 Diageo Capital PLC, 3.500%
              11/19/07................................................. 395,630
                                                                    -----------
Broker - Dealer (0.90%)
      300,000 Morgan Stanley, 4.000%
              01/15/10................................................. 291,583
                                                                    -----------
Electric Utility (1.52%)
      192,000 Arkansas Elec., 7.330%
              06/30/08................................................. 195,262
      300,000 Duke Energy Corp., 3.750%
              03/05/08................................................. 295,823
                                                                    -----------
                                                                        491,085
                                                                    -----------
Financial Services (6.41%)
      300,000 Amer Gen Fin AIG, 2.750%
              06/15/08................................................. 291,610
      300,000 Citigroup Inc., 3.500%
              02/01/08................................................. 295,897
      400,000 Countrywide Hm Loan, 3.250%
              05/21/08..................................................390,906
      300,000 Goldman Sachs Group, 4.500%
              06/15/10................................................. 294,924

Financial Services (cont.)
      200,000 John Deere Corp., 3.625%
              05/25/07...............................................   199,485
      300,000 Lehman Bros Holdings, 4.000%
              01/22/08...............................................   296,615
      300,000 Wash Mut Finance, 4.375%
              01/15/08...............................................   297,672
                                                                    -----------
                                                                      2,067,109
                                                                    -----------
Food Products (0.95%)
      300,000 Kroger Co., 7.450%
              03/01/08................................................  305,709
                                                                    -----------

Forest Prorducts (1.25%)
      400,000 Weyerhaeuser Co., 5.950%
              11/01/08................................................  403,499
                                                                    -----------
Mfg.  Capital Goods (1.25%) 400,000 Tyco Intl. Group, 6.125%
              11/01/08................................................  405,385
                                                                    -----------
Media (4.02%)
      300,000 AOL Time Warner, 6.150%
              05/01/07................................................  300,079
      400,000 Comcast Cble Comm, 8.375%
              05/01/07................................................  400,904
      300,000 Disney Company, 5.375%
              06/01/07................................................  300,084
      300,000 Gannett Company, 4.125%
              06/15/08................................................  296,003
                                                                    -----------
                                                                      1,297,070
                                                                    -----------
Oil & Gas (0.94%)
      300,000 Marathon Oil Corp., 5.375%
              06/01/07................................................. 299,936
                                                                    -----------
REIT (0.94%)
      300,000 Simon Prop Grp REIT, 6.375%
              11/15/07................................................. 301,651
                                                                    -----------

Retail Gen Mdse (1.24%)
      400,000 Target Corp, 5.500%
              04/01/07...............................................   400,000
                                                                    -----------
Telecommunications (6.18%)
      300,000 America Movil SA, 4.125%
              03/01/09................................................  294,158
      300,000 AT&T Inc. SBC Comm., 4.125%
              09/15/09................................................  293,248
      300,000 AT&T Wireless, 7.500%
              05/01/07................................................  300,451

                        See note to financial statements

Vintage Mutual Funds, Inc.
Limited Term Bond Fund (continued)

                       Schedule of Portfolio Investments
                                 March 31, 2007

Par/
Share Value           Description                                   Value
-----------           -----------                                   -----
CORPORATE BONDS (CONT.)
Telecommunications (cont.)
      300,000 Sprint Corp., 6.125%
              11/15/08............................................... $ 303,815
      300,000 Telus Corporation, 7.500%
              06/01/07...............................................   300,950
      500,000 Verizon Corp., 6.125%
              06/15/07...............................................   500,512
                                                                    -----------
                                                                      1,993,134
                                                                    -----------
              Total Corporate Bonds                                  11,426,011
                                                                    -----------

              Total Unaffiliated Issuers                             31,436,675
                                                                    -----------
AFFILIATED MUTUAL FUND (2.06%)
      663,719 Vintage Liquid Assets Fund
              I Shares 4.592%.......................................... 663,719
                                                                    -----------
              Total Investments in Securities
              (99.47%) (Cost $32,236,813)                          $ 32,100,394
              Other Assets and Liabilities (0.53%)                      170,047
                                                                    -----------
              NET ASSETS (100.00%)                                 $ 32,270,441
                                                                    ===========

                        See note to financial statements

Performance Report

VINTAGE BOND FUND

Fixed income total returns were healthy during the past twelve months as interest rates fell slightly and bond prices rose, supplementing the Fund's income benefits. The ten-year Treasury reached its peak for the past year in June, 2006 with a yield of 5.25 percent. The peak in interest rates coincided with the end of the Federal Reserve's rate hike campaign. Interest rates fell through late fall and into the winter following multiple Federal Reserve meetings without a change in the Federal Reserve funds rate. Since the Federal Reserve stopped raising rates, the market has anticipated an interest rate cut that continues to elude. The ten-year Treasury reached a low of 4.43 percent during December, 2006, only to move higher in early 2007 on concerns of persistent inflation. All told, interest rates moved approximately 0.80 percent during the year from peak to trough, which is a slightly below normal amount of interest rate volatility. Since September, 2006, intermediate rates have traded in an even narrower range of 0.50 percent. For the year, the Vintage Bond Fund outperformed its benchmark before expenses, yet trailed after expenses.

Portfolio performance during the period benefited from an overweight to the major risk sectors of the bond market, superior security selection and an income advantage relative to the benchmark. Corporate bonds held an overweight position and posted the best returns, topping Treasuries by 0.83 percent over the past year. The overweight to asset-backed securities also added value, beating Treasuries by 0.44 percent. Many of the portfolio's corporate bond holdings outperformed the overall corporate bond basis. Security selection was especially important as avoiding issues involved in takeovers and significant leveraging events also contributed to relative performance. Overweight allocations are driven by the opportunity to capture additional income while balancing portfolio risk. The portfolio continues to maintain an income advantage with managed risk taking. In total, active investment decisions enhanced performance.

Our fixed income strategy is guided by our central forecast of both the economy and the markets. Our economic forecast is for moderate growth slightly below potential for the next several quarters. Job growth will continue to absorb new entrants resulting in a stable unemployment rate and high levels of capacity utilization. Core inflation is expected to remain elevated above the desired 1.0
- 2.0 percent range. Expectations are for the Federal Reserve funds rate to remain unchanged at 5.25 percent through at least the third quarter, if not all of 2007. As the Federal Reserve was slow to raise rates throughout this cycle, we believe their actions to ease will also be prolonged.

The investment strategy is focused on holding less interest rate risk than the benchmark and continues to hold an overweight in fixed income sectors that generate an income advantage over the index. Corporate bonds and asset-backed securities continue to hold overweight positions. Mortgage-backed securities weightings are near benchmark levels, while the portfolio holds an overweight in CMO's. U.S. Treasury allocations continue to possess a significant underweight. An expectation of sustained economic and job growth supports the strategy.

Performance Report                                                     Bond Fund

Graph Omitted - Information presented

                          Value of $10,000 Investment


                                                Average Annual Returns
                                                    as of 3/31/2007
                                            1 Year  5 Year  10 Year  Value
                                            ------  ------  -------  -----
Vintage Bond Fund                            6.00%   4.14%   5.71%  $18,214
Lehman Brothers Aggregate Index              6.59%   5.35%   6.46%  $19,666


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICATIVE OF FUTURE RESULTS. THE VALUE OF SHARES IN THE VINTAGE MUTUAL FUNDS WILL FLUCTUATE SO THAT THE SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE COMPOSITION OF THE FUND'S HOLDINGS IS SUBJECT TO CHANGE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY ACCESSING THE WEBSITE AT WWW.VINTAGEFUNDS.COM.

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in an environment of rising interest rates.

The performance of the Vintage Bond Fund is compared to the Lehman Brothers Aggregate Index, which represents the performance of the overall bond market. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance reflects the deduction of fees for these value-added services. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Vintage Mutual Funds, Inc.
Bond Fund

                       Schedule of Portfolio Investments
                                 March 31, 2007

Par/
Share Value        Description                                        Value
-----------        -----------                                        -----
U.S.    TREASURY NOTES (2.34%) 170,000 U.S. Treasury Note, 3.625%
                05/15/13..............................................$ 161,699
        500,000 U.S. Treasury Note, 4.500%
                02/15/09..............................................  498,672
         60,000 U.S. Treasury Note, 5.125%
                05/15/16..............................................   62,037
      1,000,000 U.S. Treasury Note, 4.875%
                02/15/12..............................................1,015,586
                                                                    -----------
                Total U.S. Treasury Notes                             1,737,994
                                                                    -----------

U.S.  TREASURY STRIPS (2.96%) 1,320,000 U.S. Treasury Strip, 0.00%
                11/15/18................................................755,542
      1,425,000 U.S. Treasury Strip, 0.00%
                05/15/20................................................749,301
      1,720,000 U.S. Treasury Strip, 0.00%
                08/15/25................................................691,813
                                                                    -----------
                Total U.S. Treasury Strips                            2,196,656
                                                                    -----------

U.S. GOVERNMENT AGENCIES (7.60%) 730,000 Federal Home Loan Mortgage Corp.
                6.750%, 09/15/29.....................................   870,565
      2,040,000 Federal National Mortgage Assoc.
                4.500%, 06/01/10..................................... 2,017,758
        500,000 Federal National Mortgage Assoc.
                7.125%, 01/15/30.....................................   620,760
      2,000,000 Federal National Mortgage Assoc.
                7.125%, 06/15/10..................................... 2,136,426
                                                                    -----------
                Total U.S. Government Agencies                        5,645,509
                                                                    -----------
OTHER GOVERNMENT RELATED (0.38%)
        260,000 Utd Mexican States, 6.750%
                09/27/34............................................... 283,530
                                                                    -----------
                Total Other Government Related                          283,530
                                                                    -----------
MORTGAGE RELATED SECURITIES (50.77%)
Collateralized Mortgage Obligation (4.95%)
        102,721 FHLMC 2123 Class PE, 6.000%
                12/15/27............................................... 102,795
      1,925,000 FHLMC 3076 Class PC, 5.500%
                11/15/25..............................................1,935,464
        704,946 St Asset 2001-1 B2, 7.170%
                02/25/31................................................702,437
        948,482 Wa Mut 2003-AR4 A6, 3.423%
                05/25/33................................................932,740
                                                                    -----------
                                                                      3,673,436
                                                                    -----------
Federal Home Loan Mortgage Corp. Pool (14.15%)
        844,437 Pool #E01419, 5.500%, 05/01/18......................... 848,264
        369,800 Pool #A19963, 5.500%, 03/01/34......................... 366,535

Federal Home Loan Mortgage Corp. Pool (cont.)
         57,866 Pool #C00592, 7.000%, 03/01/28........................   60,206
         57,287 Pool #C00896, 7.500%, 12/01/29........................   60,025
        776,019 Pool #C01491, 6.000%, 02/01/33........................  786,294
        108,048 Pool #C19588, 6.500%, 12/01/28........................  111,450
         88,740 Pool #C72044, 6.500%, 10/01/32........................   91,211
        136,239 Pool #C76748, 6.000%, 02/01/33........................  137,956
        793,285 Pool #C78237, 5.500%, 04/01/33........................  786,819
      1,900,267 Pool #E01488, 5.000%, 10/01/18........................1,879,094
      1,009,767 Pool #E01545, 5.000%, 01/01/19........................  998,321
         77,735 Pool #E99510, 5.500%, 09/01/18........................   78,070
        722,283 Pool #G01444, 6.500%, 08/01/32........................  743,668
      1,389,600 Pool #G01563, 5.500%, 06/01/33........................1,378,274
        813,941 Pool #G01772, 5.000%, 02/01/35........................  788,117
        872,514 Pool #G01896, 5.000%, 09/01/35........................  844,092
        373,437 Pool #M90876, 4.000%, 11/01/08........................  368,084
         44,885 Pool #C53696, 7.000%, 06/01/31........................   46,627
         59,857 Pool #E00436, 7.000%, 06/01/11........................   61,250
         75,514 Pool #G80135, 7.000%, 10/25/24........................   78,485
                                                                     -----------
                                                                     10,512,842
                                                                     -----------
Federal National Mortgage Association Pool (19.46%)
         80,852 ARM #686168, 6.685%, 05/01/32........................    82,331
        810,357 Pool #735415, 6.500%, 12/01/32.......................   834,693
        196,044 Pool #240650, 7.500%, 07/01/21.......................   204,332
         52,795 Pool #250990, 7.500%, 07/01/27.......................    55,377
         72,863 Pool #251614, 7.000%, 04/01/28.......................    75,940
         97,387 Pool #251697, 6.500%, 05/01/28.......................   100,481
        158,892 Pool #252334, 6.500%, 02/01/29.......................   163,632
         72,568 Pool #252518, 7.000%, 05/01/29.......................    76,019
        958,174 Pool #254759, 4.500%, 06/01/18.......................   930,167
        947,403 Pool #254802, 4.500%, 07/01/18.......................   919,710
        453,016 Pool #254905, 6.000%, 10/01/33.......................   458,426
        166,595 Pool #254982, 5.000%, 12/01/33.......................   161,381
        947,302 Pool #255075, 5.500%, 02/01/24.......................   944,651
        217,648 Pool #255079, 5.000%, 02/01/19.......................   215,216
        163,382 Pool #323282, 7.500%, 07/01/28.......................   171,373
         72,667 Pool #323640, 7.500%, 04/01/29.......................    76,231
         71,922 Pool #346287, 7.000%, 05/01/26.......................    74,908
      1,475,304 Pool #357467, 5.500%, 12/01/33....................... 1,463,215
         59,817 Pool #535817, 7.000%, 04/01/31.......................    62,487
        388,241 Pool #545759, 6.500%, 07/01/32.......................   399,159
      1,006,375 Pool #545993, 6.000%, 11/01/32....................... 1,019,031
        937,078 Pool #555272, 6.000%, 03/01/33.......................   948,863
         55,594 Pool #581592, 7.000%, 06/01/31.......................    57,938
      1,831,717 Pool #683387, 5.500%, 02/01/33....................... 1,816,708
        220,658 Pool #713974, 5.500%, 07/01/33.......................   218,850
        954,561 Pool #721502, 5.000%, 07/01/33.......................   924,684
      1,113,410 Pool #737730, 5.500%, 09/01/33....................... 1,104,286
        923,893 Pool #742088, 4.500%, 04/01/19.......................   895,648
                                                                    -----------
                                                                     14,455,737
                                                                    -----------

                        See note to financial statements

Vintage Mutual Funds, Inc.
Bond Fund (continued)

                       Schedule of Portfolio Investments
                                 March 31, 2007

Par/
Share Value          Description                                        Value
-----------          -----------                                        -----
MORTGAGE RELATED SECURITIES (CONT.)
Government National Mortgage Association Pool (2.92%)
        128,044 Pool #2536, 7.500%, 01/20/28......................... $ 133,258
      1,237,810 Pool #3584, 6.000%, 07/20/34......................... 1,254,227
         47,183 Pool #451522, 7.500%, 10/15/27.......................    49,304
        103,708 Pool #462556, 6.500%, 02/15/28.......................   106,801
         14,996 Pool #466138, 7.500%, 12/15/28.......................    15,666
         55,728 Pool #469699, 7.000%, 11/15/28.......................    58,297
         79,316 Pool #486760, 6.500%, 12/15/28.......................    81,683
         60,437 Pool #780453, 7.500%, 12/15/25.......................    63,155
         90,223 Pool #780584, 7.000%, 06/15/27.......................    94,419
        107,131 Pool #780717, 7.000%, 02/15/28.......................   112,115
         64,150 Pool #780936, 7.500%, 12/15/28.......................    67,036
        126,924 Pool #780990, 7.500%, 12/15/28.......................   132,619
                                                                    -----------
                                                                      2,168,580
                                                                    -----------
Asset Backed Securities (9.29%)
        443,000 Amresco 1997-2 M1F, 7.430%
                06/25/27.............................................   441,345
      1,100,000 Chase Mtg 2003-4 1A5, 5.416%
                05/25/33............................................. 1,097,573
        613,245 Chase Mtg 2003-6 1A3, 3.340%
                05/25/26.............................................   605,775
        852,568 CIT Group 2002-1 AF5, 6.710%
                02/25/33.............................................   862,602
         27,734 ContiMtg 1999-1 A7, 6.470%
                12/25/13.............................................    27,670
        506,321 CountryWide ABS, 4.575%
                07/25/35.............................................   502,907
        343,033 Equity One, 6.039%
                11/25/32.............................................   342,049
         36,254 FHLMC Ps Thru T-5 A6, 7.120%
                06/25/28.............................................    36,345
        621,340 GreenTree 1996-3 A6, 7.850%
                05/15/27.............................................   651,570
        335,819 Indymac 1998-2 A2, 6.170%
                12/25/11.............................................   328,061
      1,100,000 POPLR 2005-B AF3, 4.620%
                08/25/35............................................. 1,087,093
        788,152 RAMP 2004-RS12 AI3, 3.981%
                04/25/29.............................................   782,480
        139,399 S Pacific 1998-1 A6, 7.080%
                03/25/28.............................................   138,864
                                                                    -----------
                                                                      6,904,334
                                                                    -----------
                Total Mortgage Related Securities                    37,714,929
                                                                    -----------
MUNICIPAL BONDS (1.54%)
General Obligation County / City / School
District Bonds (1.25%)
        125,000 Fulton, MO Sink 7/08, 7.600%
                07/01/11............................................... 127,020
        815,000 Oregon State G.O., 3.742%
                06/01/08................................................802,319
                                                                    -----------
                                                                        929,339
                                                                    -----------
Revenue Bond - Education (0.29%)
        220,000 PA Higher Ed Hsg, 4.700%
                07/01/09.........................................       216,471
                                                                    -----------
                Total Municipal Bonds                                 1,145,810
                                                                    -----------
CORPORATE BONDS (32.06%)
Banking & Financial (2.08%)
        650,000 Bank of America Corp., 7.400%
                01/15/11............................................... 700,364
        435,000 Wachovia Corp., 5.625%
                10/15/16................................................436,887
        435,000 Wells Fargo Company, 5.375%
                02/07/35............................................... 409,166
                                                                    -----------
                                                                      1,546,417
                                                                    -----------
Beverages (0.71%)
        535,000 Anheuser-Busch Company, 5.950%
                01/15/33................................................529,378
                                                                    -----------
Broker - Dealer (1.88%)
        490,000 JP Morgan Chase & Company, 3.500%
                03/15/09................................................475,012
        240,000 JP Morgan Chase & Company, 4.500%
                01/15/12................................................233,368
        705,000 Morgan Stanley, 3.875%
                01/15/09................................................690,711
                                                                    -----------
                                                                      1,399,091
                                                                    -----------
Building Products (0.73%)
        520,000 Lafarge SA, 6.500%
                07/15/16............................................... 543,883
                                                                    -----------
Conglomerates (1.48%)
        680,000 GE Capital Corp. MTN, 6.125%
                02/22/11............................................... 704,721
        350,000 GE Capital Corp. MTN, 6.750%
                03/15/32................................................396,561
                                                                    -----------
                                                                      1,101,282
                                                                    -----------
Consumer Goods & Serv (0.63%)
        490,000 Fortune Brands Inc., 5.375%
                01/15/16................................................470,898
                                                                    -----------
Aerospace - Defense (0.62%)
        445,000 Lockheed Martin Corp., 6.150%
                09/01/36................................................461,687
                                                                    -----------
Electrical (0.59%)
        435,000 PG&E, 6.050%
                03/01/34................................................436,064
                                                                    -----------
                        See note to financial statements

Vintage Mutual Funds, Inc.
Bond Fund (continued)

                       Schedule of Portfolio Investments
                                 March 31, 2007


Par/
Share Value         Description                                        Value
-----------         -----------                                        -----
CORPORATE BONDS (CONT.)
Electric Utility (1.21%)
        490,000 Appalachian Power Company, 5.000%
                06/01/17............................................  $ 463,786
        435,000 Virginia Electric, 5.400%
                01/15/16................................................430,473
                                                                    -----------
                                                                        894,259
                                                                    -----------
Financial Services (3.76%)
        505,000 CIT Group Inc, 4.750%
                12/15/10............................................... 497,221
        650,000 Citigroup Inc, 5.125%
                05/05/14............................................... 643,019
        450,000 Countrywide Loan, 4.000%
                03/22/11............................................... 426,575
        800,000 Household Finance, 4.750%
                07/15/13............................................... 772,768
        455,000 Lehman Bros Holdings, 5.500%
                04/04/16............................................... 452,432
                                                                    -----------
                                                                      2,792,015
                                                                    -----------
Food Products (1.11%)
        810,000 Fred Meyer, 7.450%
                03/01/08............................................... 825,415
                                                                    -----------
Home Building & Services (0.91%)
        715,000 DR Horton Inc, 5.625%
                09/15/14................................................679,579
                                                                    -----------
Insurance (1.20%)
        450,000 Allstate Corp., 5.000%
                08/15/14................................................439,823
        440,000 Genworth Financial, 5.750%
                06/15/14................................................448,837
                                                                    -----------
                                                                        888,660
                                                                    -----------
Machinery & Equipment (0.59%)
        450,000 Johnson Controls Inc, 4.875%
                09/15/13............................................... 435,654
                                                                    -----------
Manufactured Consumer Goods (0.58%)
        440,000 Eaton Corp., 5.300%
                03/15/17................................................433,313
                                                                    -----------
Medical Hospital Management (0.65%)
        490,000 Wellpoint Inc., 5.250%
                01/15/16................................................481,182
                                                                    -----------
Media (1.63%)
        120,000 AOL Time Warner, 7.625%
                04/15/31............................................    134,859
        255,000 AOL Time Warner, 6.875%
                05/01/12............................................    271,733
        800,000 Comcast Cble Comm., 5.875%
                02/15/18................................................802,162
                                                                    -----------
                                                                      1,208,754
                                                                    -----------
Mining (0.65%)
        490,000 BHP Finance USA, 5.250%
                12/15/15.............................................   484,679
                                                                    -----------
Oil & Gas (1.97%)
        380,000 Conoco Inc, 6.950%
                04/15/29............................................... 430,870
        600,000 Enterprise Prod Oper, 5.000%
                03/01/15............................................... 572,572
        435,000 Valero Energy, 6.875%
                 4/15/12................................................463,230
                                                                    -----------
                                                                      1,466,672
                                                                    -----------
Pharmaceuticals (0.60%)
        450,000 Cardinal Health Inc, 5.850%
                12/15/17................................................449,247
                                                                    -----------
Pipelines (0.40%)
        280,000 Kinder Morgan Energy, 6.750%
                03/15/11................................................294,186
                                                                    -----------
Railroads (0.40%)
        280,000 Union Pacific Corp., 6.625%
                02/01/29............................................... 296,015
                                                                    -----------
REIT (2.11%)
        450,000 Avalon Bay Apts, 5.500%
                01/15/12................................................454,037
        430,000 Realty Income Corp., 5.500%
                11/15/15............................................... 427,354
        630,000 Simon Prop Grp REIT, 7.750%
                01/20/11................................................684,464
                                                                    -----------
                                                                      1,565,855
                                                                    -----------
Retail General Merchandise (0.57%)
        425,000 May Dept. Store, 5.750%
                07/15/14................................................421,606
                                                                    -----------
Telecommunications (3.85%)
        605,000 America Movil SA, 5.500%
                03/01/14..............................................  598,474
        365,000 AT&T Inc., 5.875%
                08/15/12..............................................  374,849
        310,000 AT&T Wireless, 7.875%
                03/01/11..............................................  339,207
        295,000 Sprint Corp., 8.375%
                03/15/12..............................................  329,140
        445,000 Telus Corp., 8.000%
                06/01/11..............................................  487,375
        765,000 Verizon Corp., 4.900%
                09/15/15..............................................  733,310
                                                                    -----------
                                                                      2,862,355
                                                                    -----------
                        See note to financial statements

Vintage Mutual Funds, Inc.
Bond Fund (continued)

                       Schedule of Portfolio Investments
                                 March 31, 2007

Par/
Share Value          Description                                        Value
-----------          -----------                                        -----
CORPORATE BONDS (CONT.)
Utilities (0.58%)
        425,000 Cincinnati Gas & Elec, 5.700%
                09/15/12............................................  $ 432,355
                                                                    -----------
Waste Disposal (0.57%)
        435,000 Waste Management Inc, 5.000%
                03/15/14................................................418,981
                                                                    -----------
                Total Corporate Bonds                                23,819,482
                                                                    -----------
PREFERRED STOCK (0.35%)
Real Estate Investment Trust
         10,000 Realty Income Sr PFD, 8.25%
                11/15/08................................................261,200
                                                                    -----------
                Total Unaffiliated Issuers                           72,805,110
                                                                    -----------
AFFILIATED MUTUAL FUND (1.64%)
      1,217,814 Vintage Liquid Assets Fund
                I Shares 4.592%.....................................  1,217,814
                                                                    -----------
                Total Investments in Securities
                (99.64%) (Cost $74,477,463)                        $ 74,022,924
                Other Assets and Liabilities (0.36%)                    263,755
                                                                    -----------
                NET ASSETS (100.00%)                               $ 74,286,679
                                                                    ===========

                        See note to financial statements

Performance Report

VINTAGE MUNICIPAL BOND FUND

Economic growth continued to advance at a pace modestly below potential, and inflation remains the Federal Reserve's biggest concern. Municipal bond returns suffered from record supply levels and weak seasonal effects, although 10-year municipal yields were unchanged on the quarter. Performance of the Fund benefited from a short duration position as rates rose. Investment strategy is focused on increasing exposure to municipal sectors and structures that generate an income advantage over the index while maintaining interest rate risk modestly lower than the index.

The Fund has made significant changes over the past year, increasing income and improving relative performance over the last quarter. Increasing callable bond exposure as well as the addition of some higher yielding exposures through nonrated bonds and higher yield sectors pushed overall portfolio yield higher and resulted in improving performance relative to peers. The Fund's twelve month Morningstar ranking improved to 62nd percentile and ended the most recent calendar quarter in the 17th percentile. Investment strategy continues to increase exposure to municipal sectors and structures that generate an income advantage over the index while maintaining interest rate risk modestly lower than the index.

Performance Report                                           Municipal Bond Fund

Graph Omitted - Information presented

                          Value of $10,000 Investment


                                                Average Annual Returns
                                                    as of 3/31/2007
                                            1 Year  5 Year  10 Year  Value
                                            ------  ------  -------  -----
Vintage Municipal Bond Fund                  3.08%   3.59%   4.13%  $15,084
Merrill Lynch 1-12 Yr. Municipal Bond Index  4.67%   4.84%   5.36%  $16,718
Merrill Lynch 2-17 Yr. Municipal Bond Index  5.04%   5.31%   5.80%  $17,572

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICATIVE OF FUTURE RESULTS. THE VALUE OF SHARES IN THE VINTAGE MUTUAL FUNDS WILL FLUCTUATE SO THAT THE SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE COMPOSITION OF THE FUND'S HOLDINGS IS SUBJECT TO CHANGE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY ACCESSING THE WEBSITE AT WWW.VINTAGEFUNDS.COM.

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in an environment of rising interest rates.

The performance of the Vintage Municipal Bond Fund is measured against the Merrill Lynch 2-17 Year Municipal Bond Index, an unmanaged index generally representative of the performance of municipal bonds with maturities of 2-17 years. During this period, the benchmark changed from the Merrill Lynch 1-12 Year Index to the Merrill Lynch 2-17 Year Index because the longer maturity profile is expected to result in higher income. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance reflects the deduction of fees for these value-added services. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Vintage Mutual Funds, Inc.
Municipal Bond Fund

                       Schedule of Portfolio Investments
                                 March 31, 2007

Par/
Share Value         Description                                      Value
-----------         -----------                                      -----
MUNICIPAL BONDS (86.82%)
Alabama (2.91%)
       200,000 Decatur, AL G.O.
               4.250%, 10/01/22...................................... $ 199,324
       290,000 Montgomery, AL G.O
               5.000%, 01/01/23......................................   306,611
                                                                    -----------
                                                                        505,935
                                                                    -----------
California (6.05%)
       290,000 California State
               5.000%, 12/01/17......................................   307,925
       500,000 California State Revenue
               5.250%, 07/01/13......................................   543,170
       200,000 San Diego, CA School District
               4.500%, 07/01/24......................................   203,170
                                                                    -----------
                                                                      1,054,265
                                                                    -----------
Colorado (2.64%)
       150,000 Denver Department Parks, CO
               4.000%, 09/01/07......................................   149,893
       290,000 Evergreen, CO G.O.
               5.000%, 12/01/19......................................   310,200
                                                                    -----------
                                                                        460,093
                                                                    -----------
Florida (6.01%)
       200,000 Bay County, FL
               5.000%, 09/01/18......................................   215,208
       300,000 Collier County Rev, FL
               5.000%, 06/01/21......................................   318,354
       475,000 FL State Board of Education
               5.000%, 06/01/15......................................   513,831
                                                                    -----------
                                                                      1,047,393
                                                                    -----------
Iowa (0.91%)
       160,000 Iowa Higher Education
               4.200%, 10/01/15......................................   159,208
                                                                    -----------
Illinois (12.99%)
       300,000 De Kalb County, IL G.O.
               5.000%, 12/01/20......................................   320,418
       240,000 DuPage County, IL
               5.000%, 11/01/16......................................   256,490
       300,000 Illinois State G.O.
               5.250%, 10/01/19......................................   320,955
       300,000 Kendall County, IL G.O.
               5.250%, 01/01/23......................................   325,830
       435,000 Will County, IL School District
               6.500%, 11/01/10......................................   476,147
       320,000 Will County, IL School District
               6.500%, 11/01/17......................................   349,597
       200,000 Evansville, IN
               5.000%, 12/01/23......................................   213,632
                                                                    -----------
                                                                      2,263,069
                                                                    -----------
Indiana (2.80%)
       450,000 Allen County, IN
               5.750%, 10/01/11......................................   488,092
                                                                    -----------
                                                                        488,092
                                                                    -----------
Massachusetts (4.11%)
       200,000 MA State Water Pollution
               5.000%, 08/01/17.....................................    217,524
       465,000 MA State Special Revenue
               5.000%, 06/01/14.....................................    499,103
                                                                    -----------
                                                                        716,627
                                                                    -----------
Maryland (1.72%)
       300,000 MD Economic Development
                0.000%, 07/01/34......................................  300,000
                                                                    -----------
New York (4.17%)
       440,000 New York, NY
               5.000%, 08/01/12......................................   464,609
       245,000 New York, NY Service G
               5.000%, 12/01/17......................................   261,533
                                                                    -----------
                                                                        726,142
                                                                    -----------
Ohio (2.45%)
       100,000 Ohio Higher Education
               5.000%, 10/01/11......................................   104,418
       300,000 Ohio State University
               5.250%, 06/01/19......................................   323,025
                                                                    -----------
                                                                        427,443
                                                                    -----------
Pennsylvania (3.81%)
       350,000 Erie Co., PA Hospital
                0.000%, 05/15/20......................................  350,000
       290,000 Neshaminy, PA G.O
               5.000% Due 05/01/18....................................  312,980
                                                                    -----------
                                                                        662,980
                                                                    -----------
South Carolina (1.15%)
       200,000 Beaufort County, SC
               4.250%, 03/01/22......................................   199,994
                                                                    -----------
Tennessee (9.30%)
     1,000,000 Johnson City, TN Revenue
               5.500%, 07/01/12...................................... 1,082,180
       500,000 Memphis,TN
               5.000%, 11/01/14......................................   537,945
                                                                    -----------
                                                                      1,620,125
                                                                    -----------
Texas (10.89%)
       290,000 Hays, TX G.O.
               0.000%, 08/15/14......................................   208,533
       290,000 Plano, TX G.O
               4.750%, 09/01/19......................................   304,242

                       See note to financial statements

Vintage Mutual Funds, Inc.
Municipal Bond Fund (continued)

                       Schedule of Portfolio Investments
                                 March 31, 2007

Par/
Share Value         Description                                      Value
-----------         -----------                                      -----
MUNICIPAL BONDS (CONT.)
Texas (cont.)
       490,000 Texas State
               5.250%, 10/15/12......................................   526,970
       235,000 Texas State Housing Revenue
               4.300%, 09/01/16......................................   239,056
       280,000 Denton, TX Utility System
               5.000%, 12/01/13......................................   293,160
       300,000 Harris County, TX G.O
               5.250%, 10/01/20......................................   323,601
                                                                    -----------
                                                                      1,895,562
                                                                    -----------
Washington (11.78%)
       125,000 Clark County, WA School
               5.250%, 12/01/14......................................   129,489
       465,000 Grays Harbor County Utility
               5.500%, 01/01/14......................................   494,383
       500,000 King County, WA
               5.000%, 01/01/11......................................   523,445
       200,000 King County, WA
               4.000%, 12/01/12......................................   202,136
       200,000 Seattle, WA G.O
               5.000%, 08/01/23......................................   212,446
       465,000 WA State Service R03A
               5.000%, 01/01/15......................................   489,441
                                                                    -----------
                                                                      2,051,340
                                                                    -----------
Wisconsin (3.11%)
       200,000 Kronewetter, WI
               4.750%, 03/01/11......................................   201,892
       200,000 Monona, WI Sewer Revenue
               4.500%, 05/01/11......................................   201,964
       135,000 Wisconsin State
               5.000%, 04/01/09......................................   138,226
                                                                    -----------
                                                                        542,082
                                                                    -----------
               Total Municipal Bond                                  15,120,350
                                                                    -----------
ALTERNATIVE MINIMUM TAX PAPER (11.65%)
Iowa (5.85%)
     1,000,000 Iowa Student Loan Corp.
               5.100%, 06/01/09.....................................  1,018,090

Utah (5.81%)
     1,000,000 Utah State Revenue
               5.200%, 05/01/08.....................................  1,012,150
                                                                    -----------
               Total Alternative Minimum Tax Paper                    2,030,240
                                                                    -----------
               Total Unaffiliated Issuers                            17,150,590
                                                                    -----------
AFFILIATED MUTUAL FUND (0.42%)
               Vintage Municipal Assets Fund
        72,622 I Shares 2.689%.......................................... 72,622
                                                                    -----------
               Total Investments in Securities
               (98.89%) (Cost $17,121,365)                         $ 17,223,212
               Other Assets and Liabilities (1.11%)                     193,329
                                                                    -----------
               NET ASSETS (100.00%)                                $ 17,416,541
                                                                    ===========

                          See note to financial statements

Vintage Mutual Funds, Inc.

                      Statements of Assets and Liabilities
                                 March 31, 2007

                                        INSTITUTIONAL   INSTITUTIONAL       LIQUID         MUNICIPAL
                                        MONEY MARKET       RESERVES         ASSETS          ASSETS
 ASSETS:
Investments, at value:
    Unaffiliated issuers                 $ 18,864,533     $ 24,457,605    $ 82,206,535    $ 14,044,450
    Affiliated funds                            -----            -----           -----           -----
    Repurchase agreements                  88,035,254       41,917,041      45,492,720           -----
                                        --------------  ---------------  --------------  --------------
       Total investments                  106,899,787       66,374,646     127,699,255      14,044,450
Interest and dividends receivable             145,636          162,761         763,401          78,618
Receivable for capital shares issued            -----            -----           3,403           -----
Dividend reinvestment receivable              397,713            -----          59,121             981
Prepaid expenses                                7,120           13,072          15,405           1,772
                                        --------------  ---------------  --------------  --------------
       Total assets                       107,450,256       66,550,479     128,540,585      14,125,821
                                        --------------  ---------------  --------------  --------------
LIABILITIES:
Dividends payable                             397,714          266,333         488,931          32,501
Payable for investments purchased               -----            -----       2,318,918         300,625
Payable for capital shares redeemed             -----            -----           2,454           -----
Accrued expenses and other payables:
    Investment advisory fees                    6,300            8,135          39,046           4,405
    Administration fees                         5,512            2,712          23,428           2,643
    Accounting fees                             -----            -----           3,347             378
    Distribution fees                           -----            -----          24,769             250
    Servicing fees                              -----            -----          34,408           1,519
    Other                                      22,561            9,910          46,621          11,309
                                        --------------  ---------------  --------------  --------------
       Total liabilities                      432,087          287,090       2,981,922         353,630
                                        --------------  ---------------  --------------  --------------
       Net assets                       $ 107,018,169     $ 66,263,389   $ 125,558,663    $ 13,772,191
                                        ==============  ===============  ==============  ==============

Investments, at cost:
    Unaffiliated issuers                 $ 18,864,533     $ 24,457,605    $ 82,206,535    $ 14,044,450
    Affiliated funds                            -----            -----           -----           -----
    Repurchase agreements                  88,035,254       41,917,041      45,492,720           -----
                                        --------------  ---------------  --------------  --------------
                                         $ 106,899,787     $ 66,374,646   $ 127,699,255    $ 14,044,450
                                        ==============  ===============  ==============  ==============

                       See note to financial statements

VINTAGE MUTUAL FUNDS, INC.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 2007

                                             LIMITED                        MUNICIPAL
                                            TERM BOND          BOND            BOND
ASSETS:
Investments, at value:
    Unaffiliated issuers                   $ 31,436,675     $ 72,805,110    $ 17,150,590
    Affiliated funds                            663,719        1,217,814          72,622
    Repurchase agreements                         -----            -----           -----
                                          --------------  --------------- ---------------
       Total investments                     32,100,394       74,022,924      17,223,212
Interest and dividends receivable               294,283          540,795         261,883
Receivable for capital shares issued              -----              592           -----
Dividend reinvestment receivable                 31,015           56,709           5,014
Prepaid expenses                                  4,262            9,253           2,398
                                          --------------  --------------- ---------------
       Total assets                          32,429,954       74,630,273      17,492,507
                                          --------------  --------------- ---------------
LIABILITIES:
Dividends payable                               120,999          267,576          49,528
Payable for investments purchased                 -----            -----           -----
Payable for capital shares redeemed               2,559            3,786           -----
Accrued expenses and other payables:
    Investment advisory fees                     14,123           35,465           7,709
    Administration fees                           3,954           10,974           3,397
    Accounting fees                                 847            1,935             463
    Distribution fees                             -----            -----           -----
    Servicing fees                                -----            -----           -----
    Other                                        17,031           23,858          14,869
                                          --------------  --------------- ---------------
       Total liabilities                        159,513          343,594          75,966
                                          --------------  --------------- ---------------
       Net assets                          $ 32,270,441     $ 74,286,679    $ 17,416,541
                                          ==============  =============== ===============

Investments, at cost:
    Unaffiliated issuers                   $ 31,573,094     $ 73,259,649    $ 17,048,743
    Affiliated funds                            663,719        1,217,814          72,622
    Repurchase agreements                         -----            -----           -----
                                          --------------  --------------- ---------------
                                            $ 32,236,813     $ 74,477,463    $ 17,121,365
                                          ==============  =============== ===============

                       See note to financial statements

Vintage Mutual Funds, Inc.

                      Statements of Assets and Liabilities
                                 March 31, 2007

                                                INSTITUTIONAL   I NSTITUTIONAL       LIQUID         MUNICIPAL
                                                 MONEY MARKET       RESERVES         ASSETS          ASSETS
NET ASSETS:
Paid-in capital                                 $ 107,018,169     $ 66,263,389   $ 125,558,663    $ 13,772,191
Accumulated undistributed net investment income         -----            -----           -----           -----
Net unrealized gains (losses) on
  investment transactions                               -----            -----           -----           -----
Accumulated undistributed net realized
  gains (losses)
  on investment transactions                            -----            -----           -----           -----
                                                --------------  ---------------  --------------  --------------
       Net assets                               $ 107,018,169     $ 66,263,389   $ 125,558,663    $ 13,772,191
                                                ==============  ===============  ==============  ==============
Authorized shares                               1,250,000,000    1,250,000,000
                                                ==============  ===============
Capital shares outstanding                        107,018,169       66,263,389
                                                ==============  ===============
Net asset value--offering and redemption
  price per share                                      $ 1.00           $ 1.00
                                                ==============  ===============

PRICING OF S SHARES
Net assets applicable to S Shares outstanding                                     $ 10,137,789       $ 572,688
                                                                                 ==============  ==============
Authorized shares                                                                1,250,000,000   1,250,000,000
                                                                                 ==============  ==============
Shares outstanding, $.001 par value                                                 10,137,789         572,688
                                                                                 ==============  ==============
Net asset value--offering and redemption price per share                                $ 1.00          $ 1.00
                                                                                 ==============  ==============

PRICING OF S2 SHARES
Net assets applicable to S2 Shares outstanding                                    $ 36,027,967
                                                                                 ==============
Authorized shares                                                                1,250,000,000
                                                                                 ==============
 Shares outstanding, $.001 par value                                                 36,027,967
                                                                                 ==============
Net asset value--offering and redemption price per share                                $ 1.00
                                                                                 ==============

PRICING OF T SHARES
Net assets applicable to T Shares outstanding                                     $ 15,211,862     $ 3,444,144
                                                                                 ==============  ==============
Authorized shares                                                                1,250,000,000   1,250,000,000
                                                                                 ==============  ==============
Shares outstanding, $.001 par value                                                 15,211,862       3,444,144
                                                                                 ==============  ==============
Net asset value--offering and redemption price per share                                $ 1.00          $ 1.00
                                                                                 ==============  ==============

PRICING OF I SHARES
Net assets applicable to I Shares outstanding                                     $ 64,181,045     $ 9,755,359
                                                                                 ==============  ==============
Authorized shares                                                                1,250,000,000   1,250,000,000
                                                                                 ==============  ==============
Shares outstanding, $.001 par value                                                 64,181,045       9,755,359
                                                                                 ==============  ==============
Net asset value--offering and redemption price per share                                $ 1.00          $ 1.00
                                                                                 ==============  ==============

                                         See note to financial statements

VINTAGE MUTUAL FUNDS, INC.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 2007

                                                    LIMITED                         MUNICIPAL
                                                   TERM BOND           BOND            BOND
NET ASSETS:
Paid-in capital                                   $ 35,741,644     $ 77,814,867    $ 17,284,865
Accumulated undistributed net investment income         24,577               25              10
Net unrealized gains (losses) on
  investment transactions                             (136,419)        (454,539)        101,847
Accumulated undistributed net realized
  gains (losses)
  on investment transactions                        (3,359,361)      (3,073,674)         29,819
                                                 --------------  --------------- ---------------
       Net assets                                 $ 32,270,441     $ 74,286,679    $ 17,416,541
                                                 ==============  =============== ===============
Authorized shares                                  800,000,000      809,987,393     800,000,000
                                                 ==============  =============== ===============
Capital shares outstanding                           3,403,748        7,657,113       1,728,635
                                                 ==============  =============== ===============
Net asset value--offering and redemption
  price per share                                       $ 9.48           $ 9.70         $ 10.08
                                                 ==============  =============== ===============

                       See note to financial statements

Vintage Mutual Funds, Inc.

                                          Statements of Operations
                                     For the Year Ended March 31, 2007


                                                 Institutional  Institutional   Liquid       Municipal
                                                  Money Market    Reserves       Assets        Assets

INVESTMENT INCOME:
Interest income                                   $ 4,126,447  $ 3,465,108   $ 6,797,832     $ 549,510
Affiliated interest income                              -----        -----         -----         -----
Dividend income                                         -----        -----         -----         -----
                                                  ------------ ------------  ------------  ------------
Total income                                        4,126,447    3,465,108     6,797,832       549,510
                                                  ------------ ------------  ------------  ------------

EXPENSES: (NOTE 4)
Investment advisory fees                              276,737      232,531       451,284        54,281
Administration fees                                   166,042      139,519       270,770        32,569
Distribution and shareholder service fees S Shares      -----        -----        94,146         5,436
Distribution and shareholder service fees S2 Shares     -----        -----       186,201         -----
Distribution and shareholder service fees T Shares      -----        -----        58,348         8,019
Shareholder service fees                                -----        -----         -----         -----
Custody fees                                           43,200       26,616        56,108         7,464
Accounting fees                                        23,720       19,931        38,681         4,653
Legal fees                                              6,599        4,223         8,232           938
Audit fees                                             14,747        9,065        20,648        15,934
Directors' fees                                        24,146       14,511        30,494         4,123
Transfer agent fees                                     6,000        5,773       103,534        23,277
Registration and filing fees                            2,348        -----         7,574         1,819
Printing fees                                           3,487        2,267         4,345           574
Insurance expense                                      22,290       19,071        32,281         3,879
Other                                                   1,785        1,993         4,062         2,274
                                                  ------------ ------------  ------------  ------------
Total expenses                                        591,101      475,500     1,366,708       165,240
Less:  Expenses voluntarily reduced/waived           (427,273)    (259,106)      (73,132)      (10,295)
                                                  ------------ ------------  ------------  ------------
Net expenses                                          163,828      216,394     1,293,576       154,945
                                                  ------------ ------------  ------------  ------------
Net investment income                               3,962,619    3,248,714     5,504,256       394,565
                                                  ------------ ------------  ------------  ------------

REALIZED/UNREALIZED GAINS (LOSSES) FROM
INVESTMENTS:
Net realized gains (losses) from
  investment transactions                               -----        -----         -----         -----
Net change in unrealized appreciation
  from investments                                      -----        -----         -----         -----
                                                  ------------ ------------  ------------  ------------
Net realized and unrealized gains from investments      -----        -----         -----         -----
                                                  ------------ ------------  ------------  ------------
Change in net assets resulting from operations    $ 3,962,619  $ 3,248,714   $ 5,504,256     $ 394,565
                                                  ============ ============  ============  ============

                       See note to financial statements

VINTAGE MUTUAL FUNDS, INC.

                                  Statements of Operations
                              For the Year Ended March 31, 2007

                                                        Limited                    Municipal
                                                       Term Bond       Bond          Bond
INVESTMENT INCOME:
Interest income                                      $ 1,655,799   $ 4,100,953     $ 874,873
Affiliated interest income                                20,032        35,622         3,481
Dividend income                                            -----        20,625         -----
                                                     ------------  ------------  ------------
Total income                                           1,675,831     4,157,200       878,354
                                                     ------------  ------------  ------------

EXPENSES: (NOTE 4)
Investment advisory fees                                 186,132       446,928       106,125
Administration fees                                       96,788       211,173        55,158
Distribution and shareholder service fees S Shares         -----         -----         -----
Distribution and shareholder service fees S2 Shares        -----         -----         -----
Distribution and shareholder service fees T Shares         -----         -----         -----
Shareholder service fees                                  93,066       203,149        53,062
Custody fees                                               7,052        14,915         5,116
Accounting fees                                           11,168        24,378         6,368
Legal fees                                                 2,567         5,404         1,573
Audit fees                                                11,650        18,602        16,160
Directors' fees                                            9,893        20,852         6,231
Transfer agent fees                                       42,740        73,937        14,573
Registration and filing fees                               1,572         3,931         1,046
Printing fees                                              1,361         2,792           786
Insurance expense                                          8,922        19,135         5,324
Other                                                     13,448        27,902        11,061
                                                     ------------  ------------  ------------
Total expenses                                           486,359     1,073,098       282,583
Less:  Expenses voluntarily reduced/waived              (197,882)     (440,235)     (121,977)
                                                     --------------------------  ------------
Net expenses                                             288,477       632,863       160,606
                                                     ------------  ------------  ------------
Net investment income                                  1,387,354     3,524,337       717,748
                                                     ------------  ------------  ------------

REALIZED/UNREALIZED GAINS (LOSSES) FROM
INVESTMENTS:
Net realized gains (losses) from
  investment transactions                               (154,843)     (532,413)      116,912
Net change in unrealized appreciation
  from investments                                       548,861     1,645,505        24,611
                                                     ------------  ------------  ------------
Net realized and unrealized gains from investments       394,018     1,113,092       141,523
                                                     ------------  ------------  ------------
Change in net assets resulting from operations       $ 1,781,372   $ 4,637,429     $ 859,271
                                                     ============  ============  ============

                       See note to financial statements

VINTAGE MUTUAL FUNDS, INC.

                                                         STATEMENTS OF CHANGES IN NET ASSETS

                     INSTITUTIONAL MONEY MARKET    INSTITUTIONAL RESERVES           LIQUID ASSETS             MUNICIPAL ASSETS
                     -------------------------- --------------------------- ---------------------------- ---------------------------
                         Year          Year          Year          Year          Year          Year           Year        Year
                        Ended         Ended         Ended          Ended        Ended         Ended          Ended        Ended
                       March 31,     March 31,     March 31,      March 31,    March 31,     March 31,     March 31,    March 31,
                         2007          2006          2007          2006          2007          2006           2007         2006
                     ------------ ------------- ------------- ------------- ------------- -------------- -------------- ------------
OPERATIONS:
Net investment
 income              $ 3,962,619   $ 1,073,750   $ 3,248,714   $ 1,972,686   $ 5,504,256    $ 3,218,107      $ 394,565    $ 398,915
Net realized gains
 (losses)from
  investment
  transactions           ------        ------        ------        ------        ------         ------         ------       ------
Net change
in unrealized
    appreciation
   (depreciation)
from investments        ------        ------        ------        ------        ------         ------         ------       ------
Change in net assets
                     ------------ ------------- ------------- ------------- ------------- -------------- -------------- ------------
resulting from
    operations         3,962,619     1,073,750     3,248,714     1,972,686     5,504,256      3,218,107        394,565      398,915
                     ------------ ------------- ------------- ------------- ------------- -------------- -------------- ------------

DISTRIBUTIONS TO
SHAREHOLDERS:
From net
investment income:
Capital Shares        (3,962,619)   (1,073,750)   (3,248,714)   (1,972,686)       ------         ------         ------       ------
S Shares                  ------        ------        ------        ------      (479,620)      (355,197)       (23,750)     (44,087)
S2 Shares                 ------        ------        ------        ------    (1,496,382)    (1,375,224)        ------       ------
T Shares                  ------        ------        ------        ------      (995,920)      (872,120)       (78,726)     (61,414)
I Shares                  ------        ------        ------        ------    (2,521,058)      (615,566)      (292,089)    (293,414)
From net
realized gains:
Capital Shares            ------        ------        ------        ------        ------         ------         ------       ------
S Shares                  ------        ------        ------        ------        ------         ------         ------       ------
T Shares                  ------        ------        ------        ------        ------         ------         ------       ------
Return of capital         ------        ------        ------        ------        ------         ------         ------       ------
Change in net
assets from
                    ------------- ------------- ------------- ------------- ------------- -------------- -------------- ------------
shareholder
distributions       $ (3,962,619) $ (1,073,750) $ (3,248,714) $ (1,972,686) $ (5,492,980)  $ (3,218,107)    $ (394,565)  $ (398,915)
                    ------------- ------------- ------------- ------------- ------------- -------------- -------------- ------------

                                    See note to financial statements

                                                  STATEMENTS OF CHANGES IN NET ASSETS

                     INSTITUTIONAL MONEY MARKET    INSTITUTIONAL RESERVES           LIQUID ASSETS             MUNICIPAL ASSETS
                     -------------------------- --------------------------- ---------------------------- ---------------------------
                         Year          Year          Year          Year          Year          Year           Year        Year
                        Ended         Ended         Ended          Ended        Ended         Ended          Ended        Ended
                       March 31,     March 31,     March 31,      March 31,    March 31,     March 31,     March 31,    March 31,
                         2007          2006          2007          2006          2007          2006           2007         2006
                     ------------ ------------- ------------- ------------- ------------- -------------- -------------- ------------
CAPITAL SHARE TRANSACTIONS:
ISSUED:
Capital Shares     $547,347,648   172,452,017   214,540,104   197,521,583      $ ------       $ ------       $ ------     $ ------
S Shares                 ------        ------        ------        ------    51,055,530     69,214,128      5,460,047    9,603,471
S2 Shares                ------        ------        ------        ------   223,292,230    295,821,875         ------       ------
T Shares                 ------        ------        ------        ------   128,167,772    275,516,554      9,435,926    8,039,451
I Shares                 ------        ------        ------        ------   187,776,432     59,546,020     43,742,062   43,700,653
REINVESTMENTS:
Capital Shares        3,962,619     1,084,739        ------        ------        ------         ------         ------       ------
S Shares                 ------        ------        ------        ------        ------         ------         ------       ------
S2 Shares                ------        ------        ------        ------        ------         ------         ------       ------
T Shares                 ------        ------        ------        ------       389,074        137,553         13,040       11,852
I Shares                 ------        ------        ------        ------       175,629         13,003         ------       ------
REDEMPTIONS:
Capital Shares     (507,778,457) (120,162,877) (194,431,681) (195,039,629)       ------         ------         ------       ------
S Shares                 ------        ------        ------        ------   (52,505,099)   (71,003,387)    (6,989,414) (10,443,172)
S2 Shares                ------        ------        ------        ------  (247,778,103)  (283,549,395)        ------       ------
T Shares                 ------        ------        ------        ------  (140,884,113)  (261,578,141)    (9,280,565)  (8,736,851)
I Shares                 ------        ------        ------        ------  (156,389,793)   (37,299,624)   (46,912,862) (50,593,904)
Change in net
assets from
                   ------------- ------------- ------------- ------------- ------------- -------------- -------------- ------------
   capital
   transactions      43,531,810    53,373,879    20,108,423     2,481,954    (6,700,441)    46,818,586     (4,531,766)  (8,418,500)
                   ------------- ------------- ------------- ------------- ------------- -------------- -------------- ------------
Change in
net assets           43,531,810    53,373,879    20,108,423     2,481,954    (6,689,165)    46,818,586     (4,531,766)  (8,418,500)

NET ASSETS:
   Beginning
     of year         63,486,359    10,112,480    46,154,966    43,673,012   132,247,828     85,429,242     18,303,957   26,722,457
                  -------------- ------------- ------------- ------------- ------------- -------------- -------------- ------------
   End of year    $ 107,018,169  $ 63,486,359  $ 66,263,389  $ 46,154,966  $125,558,663  $ 132,247,828   $ 13,772,191   18,303,957
                  ============== ============= ============= ============= ============= ============== ============== ============

                                        See note to financial statements

                                                  STATEMENTS OF CHANGES IN NET ASSETS

                     INSTITUTIONAL MONEY MARKET    INSTITUTIONAL RESERVES           LIQUID ASSETS             MUNICIPAL ASSETS
                     -------------------------- --------------------------- ---------------------------- ---------------------------
                         Year          Year          Year          Year          Year          Year           Year        Year
                        Ended         Ended         Ended          Ended        Ended         Ended          Ended        Ended
                       March 31,     March 31,     March 31,      March 31,    March 31,     March 31,     March 31,    March 31,
                         2007          2006          2007          2006          2007          2006           2007         2006
                     ------------ ------------- ------------- ------------- ------------- -------------- -------------- ------------
SHARE TRANSACTIONS:
ISSUED:
Capital Shares      547,347,648   172,452,017   214,540,104   197,521,583        ------         ------         ------       ------
S Shares                 ------        ------        ------        ------    51,055,530     69,214,128      5,460,047    9,603,471
S2 Shares                ------        ------        ------        ------   223,292,230    295,821,875         ------       ------
T Shares                 ------        ------        ------        ------   128,167,772    275,516,554      9,435,926    8,039,451
I Shares                 ------        ------        ------        ------   187,776,432     59,546,020     43,742,062   43,700,653
REINVESTMENTS:
Capital Shares        3,962,619     1,084,739        ------        ------        ------         ------         ------       ------
S Shares                 ------        ------        ------        ------        ------         ------         ------       ------
S2 Shares                ------        ------        ------        ------        ------         ------          -----        -----
T Shares                 ------        ------        ------        ------       389,074        137,553         13,040       11,852
I Shares                 ------        ------        ------        ------       175,629         13,003         ------       ------
REDEMPTIONS:
Capital Shares     (507,778,457) (120,162,877) (194,431,681) (195,039,629)       ------         ------         ------       ------
S Shares                 ------        ------        ------        ------   (52,505,099)   (71,003,387)    (6,989,414) (10,443,172)
S2 Shares                ------        ------        ------        ------  (247,778,103)  (283,549,395)        ------       ------
T Shares                 ------        ------        ------        ------  (140,884,113)  (261,578,141)    (9,280,565)  (8,736,851)
I Shares                 ------        ------        ------        ------  (156,389,793)   (37,299,624)   (46,912,862) (50,593,904)
                  -------------- ------------- ------------- ------------- ------------- -------------- ---------------------------
Change in shares     43,531,810    53,373,879    20,108,423     2,481,954    (6,700,441)    46,818,586     (4,531,766)  (8,418,500)
                  ============== ============= ============= ============= ============= ============== ===========================

                                   See note to financial statements

VINTAGE MUTUAL FUNDS, INC.

                                                              STATEMENTS OF CHANGES IN NET ASSETS

                                        LIMITED TERM BOND                    BOND                      MUNICIPAL BOND
                                   ---------------------------- ------------------------------   -----------------------------
                                      Year           Year            Year           Year           Year            Year
                                     Ended           Ended           Ended          Ended          Ended          Ended
                                    March 31,      March 31,        March 31,     March 31,      March 31,       March 31,
                                      2007           2006             2007          2006           2007            2006
                                  -------------  --------------  -------------  -------------  --------------  -------------
OPERATIONS:
Net investment income              $ 1,387,354     $ 1,584,033    $ 3,524,337    $ 4,137,405       $ 717,748    $ 1,051,630
Net realized gains (losses)
from investment transactions          (154,843)       (808,802)      (532,413)      (276,031)        116,912        345,195
Net change in unrealized
    appreciation (depreciation)
from investments                       548,861         424,621      1,645,505     (1,933,025)         24,611       (867,305)
Change in net assets
                                  -------------  --------------  -------------  -------------  --------------  -------------
resulting from operations            1,781,372       1,199,852      4,637,429      1,928,349         859,271        529,520
                                  -------------  --------------  -------------  -------------  --------------  -------------

DISTRIBUTIONS TO
SHAREHOLDERS:
From net investment income:
Capital Shares                      (1,503,025)     (1,486,952)    (3,535,052)    (4,412,560)       (717,065)    (1,052,079)
S Shares                                ------          ------         ------         ------          ------         ------
S2 Shares                               ------          ------         ------         ------          ------         ------
T Shares                                ------          ------         ------         ------          ------         ------
I Shares                                ------          ------         ------         ------          ------         ------
From net realized gains:
Capital Shares                          ------          ------         ------         ------        (195,581)      (551,669)
S Shares                                ------          ------         ------         ------          ------         ------
T Shares                                ------          ------         ------         ------          ------         ------
Return of capital                       ------          ------         ------         ------          ------         ------
Change in net assets from
                                  -------------  --------------  -------------  -------------  --------------  -------------
shareholder distributions         $ (1,503,025)   $ (1,486,952)  $ (3,535,052)  $ (4,412,560)     $ (912,646)  $ (1,603,748)
                                  -------------  --------------  -------------  -------------  --------------  -------------

                                       See note to financial statements

VINTAGE MUTUAL FUNDS, INC.

                                                              STATEMENTS OF CHANGES IN NET ASSETS

                                        LIMITED TERM BOND                    BOND                      MUNICIPAL BOND
                                   ---------------------------- ------------------------------   -----------------------------
                                      Year           Year            Year           Year           Year            Year
                                     Ended           Ended           Ended          Ended          Ended          Ended
                                    March 31,      March 31,        March 31,     March 31,      March 31,       March 31,
                                      2007           2006             2007          2006           2007            2006
                                  -------------  --------------  -------------  -------------  --------------  -------------
CAPITAL SHARE TRANSACTIONS:
ISSUED:
Capital Shares                     $ 3,165,008     $ 6,670,575    $ 7,675,213   $ 12,291,124       $ 782,079    $ 1,724,285
S Shares                                ------          ------         ------         ------          ------         ------
S2 Shares                               ------          ------         ------         ------          ------         ------
T Shares                                ------          ------         ------         ------          ------         ------
I Shares                                ------          ------         ------         ------          ------         ------
REINVESTMENTS:
Capital Shares                         395,173         456,636        780,788      1,210,236          85,990        137,414
S Shares                                ------          ------         ------         ------          ------         ------
S2 Shares                               ------          ------         ------         ------          ------         ------
T Shares                                ------          ------         ------         ------          ------         ------
I Shares                                ------          ------         ------         ------          ------         ------
REDEMPTIONS:
Capital Shares                     (16,441,905)    (19,216,854)   (31,394,347)   (27,566,466)     (9,684,773)   (13,069,959)
S Shares                                ------          ------         ------         ------          ------         ------
S2 Shares                               ------          ------         ------         ------          ------         ------
T Shares                                ------          ------         ------         ------          ------         ------
I Shares                                ------          ------         ------         ------          ------         ------
Change in net assets from
                                  -------------  --------------  -------------  -------------  --------------  -------------
     capital transactions          (12,881,724)    (12,089,643)   (22,938,346)   (14,065,106)     (8,816,704)   (11,208,260)
                                  -------------  --------------  -------------  -------------  --------------  -------------
Change in net assets               (12,603,376)    (12,376,743)   (21,835,969)   (16,549,317)     (8,870,079)   (12,282,488)

NET ASSETS:
   Beginning of year                44,873,817      57,250,560     96,122,648    112,671,965      26,286,620     38,569,108
                                  -------------  --------------  -------------  -------------  --------------  -------------
   End of year                    $ 32,270,441    $ 44,873,817   $ 74,286,679   $ 96,122,648    $ 17,416,541   $ 26,286,620
                                  =============  ==============  =============  =============  ==============  =============

                                           See note to financial statements

VINTAGE MUTUAL FUNDS, INC.

                                                         STATEMENTS OF CHANGES IN NET ASSETS

                                   LIMITED TERM BOND                    BOND                      MUNICIPAL BOND
                              ----------------------------  ----------------------------  -----------------------------
                                 Year           Year            Year           Year           Year            Year
                                Ended           Ended           Ended          Ended          Ended          Ended
                               March 31,      March 31,        March 31,     March 31,      March 31,       March 31,
                                 2007           2006             2007          2006           2007            2006
                             -------------  --------------  -------------  -------------  --------------  -------------
SHARE TRANSACTIONS:
ISSUED:
Capital Shares                 334,855         703,873        797,095      1,255,250          77,211        166,389
S Shares                        ------          ------         ------         ------          ------         ------
S2 Shares                       ------          ------         ------         ------          ------         ------
T Shares                        ------          ------         ------         ------          ------         ------
I Shares                        ------          ------         ------         ------          ------         ------
REINVESTMENTS:
Capital Shares                  41,833          48,273         81,308        123,586           8,493         13,273
S Shares                        ------          ------         ------         ------          ------         ------
S2 Shares                       ------          ------         ------         ------          ------         ------
T Shares                        ------          ------         ------         ------          ------         ------
I Shares                        ------          ------         ------         ------          ------         ------
REDEMPTIONS:
Capital Shares              (1,740,885)     (2,030,038)    (3,275,377)    (2,816,589)       (954,834)    (1,260,290)
S Shares                        ------          ------         ------         ------          ------         ------
S2 Shares                       ------          ------         ------         ------          ------         ------
T Shares                        ------          ------         ------         ------          ------         ------
I Shares                        ------          ------         ------         ------          ------         ------
                          -------------  --------------  -------------  -------------  --------------  -------------
Change in shares            (1,364,197)     (1,277,892)    (2,396,974)    (1,437,753)       (869,130)    (1,080,628)
                          =============  ==============  =============  =============  ==============  =============

                                        See note to financial statements

Vintage Mutual Funds, Inc.
Notes to Financial Statements
March 31, 2007

1.   ORGANIZATION
IMG Mutual Funds, Inc. was incorporated on November 16, 1994 and capitalized on May 1, 1995. IMG Mutual Funds, Inc. was renamed Vintage Mutual Funds, Inc., (the "Funds"), in February 1998. The Funds are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a diversified open-end management investment company issuing its shares in seven portfolios. WB Capital Management ("WB Capital") is the investment adviser to the Vintage Mutual Funds. The Funds currently consist of the following diversified portfolios (individually, a "Fund"): Institutional Money Market Fund, Institutional Reserves Fund, Liquid Assets Fund, Municipal Assets Fund, Vintage Limited Term Bond Fund ("Limited Term Bond Fund"), Vintage Bond Fund ("Bond Fund"), and Vintage Municipal Bond Fund ("Municipal Bond Fund").

Liquid Assets Fund and Municipal Assets Fund offer four and three classes of shares, respectively. S and S2 Shares are offered to customers of banks. S and S2 Shares are normally offered through financial institutions providing automatic "sweep" investment programs to their own customers. T Shares may be purchased only by financial institutions acting on their own behalf or on behalf of certain customers' accounts. I Shares may be purchased by individual and institutional investors directly from BISYS Fund Services Limited Partnership (the "Distributor").

Each class of shares has equal rights to earnings, assets, and voting privileges except each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights on matters affecting only that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Vintage Board of Directors approved the termination and liquidation of the Government Assets Fund effective June 29, 2006. All shareholders in Government Assets Fund on that date had the proceeds of the automatic liquidation invested in the Liquid Assets Fund, and they became shareholders of Liquid Assets Fund with the same account balance as they had in Government Assets Fund. Liquid Assets Fund acquired the assets of Government Assets Fund at a fair value of $39,101,288. This action was taken to improve the operating efficiency of the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

SECURITIES VALUATION
Investments of the Institutional Money Market Fund, Institutional Reserves Fund, Liquid Assets Fund, and Municipal Assets Fund (the "Money Market Funds") are valued at amortized cost, which approximates market value. Under the amortized cost method of valuation, discount or premium is amortized on an effective yield basis to the maturity of the security.

Investments of the Limited Term Bond Fund, Bond Fund, and Municipal Bond Fund (collectively the "Variable Net Asset Funds") for which the primary market is a national securities exchange are valued at the official closing price on the day of valuation. In the absence of any sale of such securities on the valuation date, the valuations are based on the latest available bid quotation.

Substantially all fixed-income securities are valued each business day as of the close of regular trading by one or more independent pricing services (the "Pricing Services") approved by the Board. When quoted bid prices are readily available, the Pricing Services generally value fixed-income securities at the bid price, provided that the Pricing Services believe those prices to reflect the fair market value of the securities. Other investments valued by the Pricing Services are carried at fair value as determined by the Pricing Services, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Pricing Services may take other factors into consideration in pricing securities, including institutional size transactions in similar groups of securities as well as developments related to specific securities. Investments in investment companies are valued at their respective net asset values as reported by such companies. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair market value as determined in good faith by the investment adviser under the supervision of the Board. The difference between the cost and market values of investments held by the variable net asset funds is reflected as either unrealized appreciation or depreciation.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Interest income is recognized on the accrual basis and includes, when applicable, the pro rata amortization of premium or accretion of discount. Dividends are recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined on the identified cost basis.

REPURCHASE AGREEMENTS
The Funds may engage in repurchase agreements with financial institutions such as banks, brokers, or dealers that the investment adviser, WB Capital, deems creditworthy under guidelines approved by the Board, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. The repurchase price generally equals the price paid plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities.

LOAN CERTIFICATES
The Liquid Assets Fund invests in Farmers Home Administration Guaranteed Loan Certificates ("FmHA") which represent interests in the guaranteed portion of FmHA loans issued by one or more guaranteed loan trusts subject to repurchase on no more than five business days written notice. The FmHAs are diversified through limitations on certificates sold by any one individual bank.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS
Each Fund may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes a commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income are declared daily and paid monthly for the Institutional Money Market Fund, Institutional Reserves Fund, Liquid Assets Fund, and Municipal Assets Fund. Dividends from net investment income are declared and paid monthly for the Limited Term Bond Fund, Bond Fund, and Municipal Bond Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually for each of the Funds.

The dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal treatment; temporary differences do not require reclassification.

EXPENSES
Expenses attributable to a Fund are charged to that Fund; other expenses of the Funds are prorated to the Funds on the basis of each Fund's relative net assets or on another reasonable basis.

TAXES
Each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund.

NEW ACCOUNTING PRONOUNCEMENTS
In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact of adopting FIN 48 and FAS 157.

 3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities) for the year ended March 31, 2007 are as follows:

                                                       Proceeds
                                       Purchases      From Sales
                                       ---------      ----------
    Limited Term Bond               $  12,430,815  $  25,338,710
    Bond Fund                       $  16,113,061  $  39,998,924
    Municipal Bond                  $ 10,626,673   $  19,617,241

4. RELATED PARTY TRANSACTIONS

Under the terms of its Investment Advisory Agreement, WB Capital is entitled to receive fees computed daily on a percentage of the average daily net assets of each Fund as follows:

Institutional Money Market Fund         0.35%
Institutional Reserves Fund             0.35%
Liquid Assets Fund                      0.35%
Municipal Assets Fund                   0.35%
Limited Term Bond Fund                  0.50%
Bond Fund                               0.55%
Municipal Bond Fund                     0.50%

WB Capital voluntarily limited advisory fees for the Institutional Money Market Fund to a range from 0.00 to 0.08 percent, and the Institutional Reserves Fund to 0.15 percent.

The Funds have entered into a management and administration agreement with WB Capital pursuant to which the Funds pay administrative fees at an annual rate of
0.21 percent of the average daily net assets for the Money Market Funds and 0.26 percent of the average daily net assets for the Variable Net Asset Funds. WB Capital voluntarily limited administrative fees for the Institutional Money Market Fund to a range from 0.00 to 0.07 percent, Institutional Reserves Fund to
0.05 percent, Limited Term Bond Fund to 0.14 percent, Bond Fund to 0.17 percent, and Municipal Bond Fund to 0.22 percent.

WB Capital also provides fund accounting services for the Funds pursuant to a Fund Accounting Agreement and receives a fee of 0.03 percent of the average daily net assets of each Fund for such services. WB Capital voluntarily waived all fund accounting fees for the Institutional Money Market Fund and Institutional Reserves Fund during the fiscal year ended March 31, 2007.

The Funds have adopted an Administrative Services Plan (the "Services Plan") pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions (each a "Participating Organization") which agree to provide recordkeeping and/or administrative support services for their customers or account holders (collectively, "Customers") who are beneficial or record owner of shares of that Fund. In consideration for such services, a Participating Organization receives a fee from a Fund, computed daily and paid monthly, at an annual rate of up to 0.25 percent of the average daily net asset value of shares of that Fund owned beneficially or of record by such Participating Organization's customers for whom the Participating Organization provides such services. As of March 31, 2007, the Funds are required to pay servicing fees as follows: 0.25 percent on S Shares of the Liquid Assets and Municipal Assets Funds, 0.25 percent on S2 Shares of the Liquid Assets Fund, and
0.25 percent on T Shares of the Liquid Assets and Municipal Assets Funds, which has been reduced to 0.15 percent due to WB Capital supplementing 0.10 percent. WB Capital has the ability to supplement Administrative Service fees up to 0.25 percent on the Limited Term Bond Fund, Bond Fund, and Municipal Bond Fund.

BISYS Fund Services Limited Partnership serves as distributor to the Funds pursuant to a Distribution Agreement. The Distributor receives no compensation under the Distribution Agreement with the Funds, but may receive compensation under a Distribution and Shareholder Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the 1940 Act under which the Funds are authorized to pay the Distributor for payments it makes to Participating Organizations. As authorized by the Plan, the Distributor will enter into Shareholder Agreements with Participating Organizations pursuant to which the Participating Organization agrees to provide certain administrative and shareholder support services in connection with shares of a Fund purchased and held by Customers of the Participating Organization. The Distributor will be compensated by a Fund up to the amount of any payments it makes to Participating Organizations under the Rule 12b-1 Agreement. The maximum fee is 0.50 percent on S Shares of the Liquid Assets Fund, and 0.25 percent on S2 Shares of the Liquid Assets Fund, S Shares of Municipal Assets Fund, T Shares of the Liquid Assets Fund and Municipal Assets Funds, Limited Term Bond Fund, Bond Fund, and Municipal Bond Fund. As of March 31, 2007, such fees were limited to 0.40 percent for S Shares of the Liquid Assets Fund, 0.15 percent for S2 Shares of the Liquid Assets Fund, 0.15 percent for S Shares of the Municipal Assets Fund and no fees for all other classes and Funds including T and I Shares for Liquid Assets Fund, Municipal Assets Fund, Limited Term Bond Fund, Bond Fund, and Municipal Bond Fund. However, WB Capital as Adviser and Administrator of the Fund may in its sole discretion make payments to the Distributor to supplement shareholder fees paid by the Fund up to the maximum fee approved by the Plan without further notice to shareholders and at no cost to the Fund. During the year ended March 31, 2007, WB Capital limited distribution fees on S Shares of Liquid Assets Fund and Municipal Assets Fund, and S2 Shares of Liquid Assets Fund and supplemented the portion of fees waived at the Fund level to the Participating Organization.

WB Capital also serves as the Fund's transfer agent to certain classes of the Institutional Money Market Fund, Institutional Reserves Fund, S, S2 and I Share classes of Liquid Assets Fund, and S and I Share classes of Municipal Assets Fund. WB Capital is paid a fee for transfer agency services based on the number of shareholder accounts serviced or a minimum fee amount. During the fiscal year ended March 31, 2007, WB Capital received $41,000 in transfer agent service fees. BISYS Fund Services Limited Partnership serves as transfer agent to the other classes and Funds pursuant to a transfer agency agreement with the Funds and receives a fee for such services.

5. FEDERAL INCOME TAXES

Each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund.

The amounts of aggregate unrealized gain (loss) and the cost of investment securities as of March 31, 2007 for tax purposes follow:

                            Aggregate    Aggregate        Net
                            Unrealized  Unrealized     Unrealized    Cost of
                               Gain       (Loss)      Gain (Loss)  Investments
                               ----       ------      -----------  -----------
Institutional Money
  Market Fund                 $     -     $     -      $     -   $106,899,787
Institutional Reserves Fund         -           -            -     66,374,646
Liquid Assets Fund                  -           -            -    127,699,255
Municipal Assets Fund               -           -            -     14,044,450
Limited Term Bond Fund         58,190    (185,261)    (145,450)    32,245,844
Bond Fund                     499,944    (954,484)    (454,539)    74,477,463
Municipal Bond Fund           155,619     (53,772)     101,847     17,121,365

Distributable earnings as of March 31, 2007 for tax purposes follow:


                                        Distributable Earnings
                                        ----------------------
                              Ordinary     Long-term
                               Income       Gains       Tax Exempt
                               ------       -----       ----------
Institutional Money
  Market Fund                 $ 397,714   $      -     $       -
Institutional Reserves Fund     266,333          -             -
Liquid Assets Fund              500,207          -             -
Municipal Assets Fund                 -          -        32,501
Limited Term Bond Fund          145,258          -             -
Bond Fund                       267,546          -             -
Municipal Bond Fund                   -     29,819        49,539

Distributable earnings as of March 31, 2006 for tax purposes follow:

                                Distributable   Earnings
                                 Ordinary      Long-term
                                  Income     Gains (Losses)  Tax Exempt
                                  ------     -------------- -----------
Institutional Money Market Fund $ 204,712    $      -       $     -
Institutional Reserves Fund       166,865           -             -
Liquid Assets Fund                407,015           -             -
Municipal Assets Fund                   -      33,377
Limited Term Bond Fund            249,853           -             -
Bond Fund                         354,539           -             -
Municipal Bond Fund                     -     108,488        71,735


Distributable earnings for the year ended March 31, 2006 for tax purposes follow:

                                              Tax Distributions
                                              -----------------

                                Ordinary     Long-term                Return of
                                 Income    Capital Gains Tax Exempt    Capital
                                 ------    ------------- ----------    -------
Institutional Money Market Fund  $3,769,617       $ -   $      -        $    -
Institutional Reserves Fund       3,149,246         -          -             -
Liquid Assets Fund                5,411,064         -          -             -
Municipal Assets Fund                     -         -    395,441             -
Limited Term Bond Fund            1,516,206         -          -             -
Bond Fund                         3,611,330         -          -             -
Municipal Bond Fund                       -    195,581   739,944             -

    Distributions for the year ended March 31, 2007 for tax purposes follow:


                                             Tax Distributions
                                             -----------------

                                Ordinary     Long-term                Return of
                                 Income    Capital Gains  Tax Exempt   Capital
                                 ------    -------------  ----------   -------
Institutional Money Market Fund  $ 880,028    $      -     $    -      $    -
Institutional Reserves Fund      1,896,964           -          -           -
Liquid Assets Fund               2,924,491           -          -           -
Municipal Assets Fund                    -     389,744                      -
Limited Term Bond Fund           1,488,584           -          -           -
Bond Fund                        4,441,663           -          -           -
Municipal Bond Fund                      -     551,669  1,081,120           -

    Distributions for the year ended March 31, 2006 for tax purposes follow:
    For tax purposes, the following Funds have capital loss carryovers as of March 31, 2007, the Funds' most recent fiscal year end, which are available to offset future realized capital gains for Federal income tax purposes. The following shows the totals by year in which capital loss carryovers will expire if not used:

                          Liquid          Limited Term
                       Assets Fund          Bond Fund        Bond Fund
                       -----------          ---------        ---------
   March 31, 2008        $       -            $32,964        $        -
   March 31, 2009                -            496,477           415,441
   March 31, 2010                -                  -                 -
   March 31, 2011            4,519             17,563                 -
   March 31, 2012            6,648          1,659,350         1,793,103
   March 31, 2013                              88,259                 -
   March 31, 2014                             624,709             8,157
   March 31, 2015                             402,719           856,954
                      -------------     --------------   ---------------
   Total Carryover        $ 11,167        $ 3,322,041       $ 3,073,655
                      =============     ==============   ===============

    At March 31, 2007, the Limited Term Bond Fund had $33,561 in deferred capital losses occurring subsequent to October 31, 2006. For tax purposes, such losses will be reflected in the year ended March 31, 2008.

6. OTHER TAX INFORMATION (UNAUDITED):

The Municipal Bond Fund designated $195,581 of capital gain dividends for the fiscal year ended March 31, 2007. The Municipal Assets Fund and the Municipal Bond Fund designated $395,441and $739,944, respectively, of tax-exempt dividends for the fiscal year ended March 31, 2007.

Vintage Mutual Funds, Inc.

                                                   Financial Highlights



                                                        INVESTMENT ACTIVITIES                 DIVIDENDS AND DISTRIBUTIONS
                                            ----------------------------------------- -----------------------------------------

                                   NAV          Net       Net Realized/  Total from  From Net  From Net Return   Dividends     NAV
                                Beginning    Investment     Unrealized   Investment Investment Realized   of        and       End of
                                of Period  Income (Loss)  Gains (Losses) Activities   Income    Gains   Capital Distributions Period
                                ---------  -------------  -------------- ----------   ------    -----   ------- ------------- ------
Institutional Money Market Fund
Year Ended   March 31, 2007           $1.00         0.05           0.00       0.05       (0.05)    0.00    0.00        (0.05)  $1.00
Year Ended   March 31, 2006           $1.00         0.04           0.00       0.04       (0.04)    0.00    0.00        (0.04)  $1.00
    From March 7, 2005
     through March 31, 2005           $1.00         0.00           0.00       0.00        0.00     0.00    0.00         0.00   $1.00
INSTITUTIONAL RESERVES FUND
Year Ended   March 31, 2007           $1.00         0.05           0.00       0.05       (0.05)    0.00    0.00        (0.05)  $1.00
Year Ended   March 31, 2006           $1.00         0.03           0.00       0.03       (0.03)    0.00    0.00        (0.03)  $1.00
Year Ended   March 31, 2005           $1.00         0.02           0.00       0.02       (0.02)    0.00    0.00        (0.02)  $1.00
Year Ended   March 31, 2004           $1.00         0.01           0.00       0.01       (0.01)    0.00    0.00        (0.01)  $1.00
LIQUID ASSETS FUND "S" SHARES
Year Ended   March 31, 2007           $1.00         0.04           0.00       0.04       (0.04)    0.00    0.00        (0.04)  $1.00
Year Ended   March 31, 2006           $1.00         0.02           0.00       0.02       (0.02)    0.00    0.00        (0.02)  $1.00
Year Ended   March 31, 2005           $1.00         0.01           0.00       0.01       (0.01)    0.00    0.00        (0.01)  $1.00
Year Ended   March 31, 2004           $1.00         0.00           0.00       0.00        0.00     0.00    0.00         0.00   $1.00
Year Ended   March 31, 2003           $1.00         0.01           0.00       0.01       (0.01)    0.00    0.00        (0.01)  $1.00
LIQUID ASSETS FUND "S2" SHARES
Year Ended   March 31, 2007           $1.00         0.04           0.00       0.04       (0.04)    0.00    0.00        (0.04)  $1.00
Year Ended   March 31, 2006           $1.00         0.03           0.00       0.03       (0.03)    0.00    0.00        (0.03)  $1.00
Year Ended   March 31, 2005           $1.00         0.01           0.00       0.01       (0.01)    0.00    0.00        (0.01)  $1.00
Year Ended   March 31, 2004           $1.00         0.00           0.00       0.00        0.00     0.00    0.00         0.00   $1.00
Year Ended   March 31, 2003           $1.00         0.01           0.00       0.01       (0.01)    0.00    0.00        (0.01)  $1.00
LIQUID ASSETS FUND "T" SHARES
Year Ended   March 31, 2007           $1.00         0.04           0.00       0.04       (0.04)    0.00    0.00        (0.04)  $1.00
Year Ended   March 31, 2006           $1.00         0.03           0.00       0.03       (0.03)    0.00    0.00        (0.03)  $1.00
Year Ended   March 31, 2005           $1.00         0.01           0.00       0.01       (0.01)    0.00    0.00        (0.01)  $1.00
Year Ended   March 31, 2004           $1.00         0.00           0.00       0.00        0.00     0.00    0.00         0.00   $1.00
Year Ended   March 31, 2003           $1.00         0.01           0.00       0.01       (0.01)    0.00    0.00        (0.01)  $1.00
LIQUID ASSETS FUND "I" SHARES
Year Ended   March 31, 2007           $1.00         0.04           0.00       0.04       (0.04)    0.00    0.00        (0.04)  $1.00
Year Ended   March 31, 2006           $1.00         0.03           0.00       0.03       (0.03)    0.00    0.00        (0.03)  $1.00
Year Ended   March 31, 2005           $1.00         0.01           0.00       0.01       (0.01)    0.00    0.00        (0.01)  $1.00
Year Ended   March 31, 2004           $1.00         0.01           0.00       0.01       (0.01)    0.00    0.00        (0.01)  $1.00
Year Ended   March 31, 2003           $1.00         0.01           0.00       0.01       (0.01)    0.00    0.00        (0.01)  $1.00
MUNICIPAL ASSETS FUND "S" SHARES
Year Ended   March 31, 2007           $1.00         0.02           0.00       0.02       (0.02)    0.00    0.00        (0.02)  $1.00
Year Ended   March 31, 2006           $1.00         0.02           0.00       0.02       (0.02)    0.00    0.00        (0.02)  $1.00
Year Ended   March 31, 2005           $1.00         0.01           0.00       0.01       (0.01)    0.00    0.00        (0.01)  $1.00
Year Ended   March 31, 2004           $1.00         0.00           0.00       0.00        0.00     0.00    0.00         0.00   $1.00
Year Ended   March 31, 2003           $1.00         0.00           0.00       0.00        0.00     0.00    0.00         0.00   $1.00
MUNICIPAL ASSETS FUND "T" SHARES
Year Ended   March 31, 2007           $1.00         0.02           0.00       0.02       (0.02)    0.00    0.00        (0.02)  $1.00
Year Ended   March 31, 2006           $1.00         0.02           0.00       0.02       (0.02)    0.00    0.00        (0.02)  $1.00
Year Ended   March 31, 2005           $1.00         0.01           0.00       0.01       (0.01)    0.00    0.00        (0.01)  $1.00
Year Ended   March 31, 2004           $1.00         0.00           0.00       0.00        0.00     0.00    0.00         0.00   $1.00
Year Ended   March 31, 2003           $1.00         0.01           0.00       0.01       (0.01)    0.00    0.00        (0.01)  $1.00
MUNICIPAL ASSETS FUND "I" SHARES
Year Ended   March 31, 2007           $1.00         0.03           0.00       0.03       (0.03)    0.00    0.00        (0.03)  $1.00
Year Ended   March 31, 2006           $1.00         0.02           0.00       0.02       (0.02)    0.00    0.00        (0.02)  $1.00
Year Ended   March 31, 2005           $1.00         0.01           0.00       0.01       (0.01)    0.00    0.00        (0.01)  $1.00
Year Ended   March 31, 2004           $1.00         0.00           0.00       0.00        0.00     0.00    0.00         0.00   $1.00
Year Ended   March 31, 2003           $1.00         0.01           0.00       0.01       (0.01)    0.00    0.00        (0.01)  $1.00

                                               See note to financial statements

Vintage Mutual Funds, Inc.

                                                                     Financial Highlights

                                                           TOTAL RETURN/RATIOS/SUPPLEMENTARY DATA
                                 -------------------------------------------------------------------------------------------

                                              Net Assets  Expenses to    Investment       Expenses to     Investment
                                  Total    End of Period  Average     Income (Loss) to      Average     Income (Loss) to
                                 Return    (000 omitted) Net Assets    Average Net Assets  Net Assets*  Average Net Assets*
                                 ------    -----------------------    -------------------  ---------  -------------------
Institutional Money Market Fund
Year Ended   March 31, 2007        5.13%       $107,018       0.21%           5.01%        0.75%                4.47%
Year Ended   March 31, 2006        3.64%        $63,486       0.21%           3.94%        0.74%                3.41%
    From March 7, 2005
     through March 31, 2005        0.17% **     $10,112       0.15% ***       2.54% ***    0.74% ***            1.95% ***
INSTITUTIONAL RESERVES FUND
Year Ended   March 31, 2007        4.98%        $66,263       0.33%           4.89%        0.72%                4.50%
Year Ended   March 31, 2006        3.47%        $46,155       0.30%           3.43%        0.72%                3.01%
Year Ended   March 31, 2005        1.59%        $43,673       0.17%           1.62%        0.72%                1.07%
Year Ended   March 31, 2004        1.03%        $33,034       0.14%           1.00%        0.68%                0.46%
LIQUID ASSETS FUND "S" SHARES
Year Ended   March 31, 2007        3.88%        $10,138       1.45%           3.87%        1.55%                3.77%
Year Ended   March 31, 2006        2.39%        $11,581       1.48%           2.36%        1.58%                2.26%
Year Ended   March 31, 2005        0.56%        $13,371       1.32%           0.41%        1.58%                0.16%
Year Ended   March 31, 2004        0.08%        $37,139       1.37%           0.08%        1.55%               (0.10%)
Year Ended   March 31, 2003        0.56%        $74,250       1.36%           0.56%        -----                -----
LIQUID ASSETS FUND "S2" SHARES
Year Ended   March 31, 2007        4.14%        $36,028       1.20%           4.02%        1.30%                3.92%
Year Ended   March 31, 2006        2.65%        $60,514       1.23%           2.64%        1.33%                2.54%
Year Ended   March 31, 2005        0.77%        $48,241       1.16%           0.88%        1.33%                0.71%
Year Ended   March 31, 2004        0.29%        $28,748       1.12%           0.29%        1.30%                0.10%
Year Ended   March 31, 2003        0.81%         $3,958       1.11%           0.86%        -----                -----
LIQUID ASSETS FUND "T" SHARES
Year Ended   March 31, 2007        4.40%        $15,212       0.95%           4.28%        1.05%                4.18%
Year Ended   March 31, 2006        2.90%        $27,537       0.98%           3.04%        1.08%                2.94%
Year Ended   March 31, 2005        0.94%        $13,461       0.98%           0.93%        1.08%                0.83%
Year Ended   March 31, 2004        0.41%        $18,804       0.87%           0.41%        1.05%                0.23%
Year Ended   March 31, 2003        1.06%        $29,287       0.86%           1.09%        -----                -----
LIQUID ASSETS FUND "I" SHARES
Year Ended   March 31, 2007        4.55%        $64,181       0.80%           4.52%        -----                -----
Year Ended   March 31, 2006        3.06%        $32,616       0.83%           3.28%        -----                -----
Year Ended   March 31, 2005        1.09%        $10,357       0.83%           1.03%        -----                -----
Year Ended   March 31, 2004        0.56%        $22,734       0.62%           0.56%        0.80%                0.38%
Year Ended   March 31, 2003        1.22%        $28,948       0.71%           1.21%        -----                -----
MUNICIPAL ASSETS FUND "S" SHARE
Year Ended   March 31, 2007        2.23%           $573       1.34%           2.18%        1.48%                2.05%
Year Ended   March 31, 2006        1.58%         $2,102       1.13%           1.55%        1.32%                1.36%
Year Ended   March 31, 2005        0.54%         $2,942       0.90%           0.55%        1.34%                0.10%
Year Ended   March 31, 2004        0.23%         $2,783       1.20%           0.24%        1.65%               (0.21%)
Year Ended   March 31, 2003        0.35%         $2,993       1.10%           0.33%        1.17%                0.26%
MUNICIPAL ASSETS FUND "T" SHARE
Year Ended   March 31, 2007        2.49%         $3,444       1.09%           2.45%        1.23%                2.32%
Year Ended   March 31, 2006        1.75%         $3,276       0.97%           1.72%        1.07%                1.62%
Year Ended   March 31, 2005        0.58%         $3,961       0.85%           0.59%        1.09%                0.35%
Year Ended   March 31, 2004        0.26%         $3,666       0.95%           0.26%        1.16%                0.05%
Year Ended   March 31, 2003        0.55%         $5,493       0.92%           0.56%        -----                -----
MUNICIPAL ASSETS FUND "I" SHARE
Year Ended   March 31, 2007        2.64%         $9,755       0.94%           2.60%        0.98%                2.57%
Year Ended   March 31, 2006        1.90%        $12,926       0.82%           1.87%        -----                -----
Year Ended   March 31, 2005        0.64%        $19,819       0.79%           0.60%        0.84%                0.55%
Year Ended   March 31, 2004        0.30%        $27,471       0.70%           0.31%        -----                -----
Year Ended   March 31, 2003        0.70%        $33,568       0.77%           0.68%        -----                -----

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Total return is for the period and has not been annualized.
*** Ratios are annualized.

                          See note to financial statements

Vintage Mutual Funds, Inc.

                                                   Financial Highlights



                                                        INVESTMENT ACTIVITIES                 DIVIDENDS AND DISTRIBUTIONS
                                            ----------------------------------------- -----------------------------------------

                                   NAV          Net       Net Realized/  Total from  From Net  From Net Return   Dividends     NAV
                                Beginning    Investment     Unrealized   Investment Investment Realized   of        and       End of
                                of Period  Income (Loss)  Gains (Losses) Activities   Income    Gains   Capital Distributions Period
                                ---------  -------------  -------------- ----------   ------    -----   ------- ------------- ------
LIMITED TERM BOND FUND
Year Ended   March 31, 2007           $9.41         0.37           0.09       0.46       (0.39)    0.00    0.00        (0.39)  $9.48
Year Ended   March 31, 2006           $9.47         0.30          (0.08)      0.22       (0.28)    0.00    0.00        (0.28)  $9.41
Year Ended   March 31, 2005           $9.76         0.26          (0.29)     (0.03)      (0.24)    0.00   (0.02)       (0.26)  $9.47
Year Ended   March 31, 2004           $9.62         0.28           0.14       0.42       (0.28)    0.00    0.00        (0.28)  $9.76
Year Ended   March 31, 2003           $9.98         0.47          (0.36)      0.11       (0.47)    0.00    0.00        (0.47)  $9.62
BOND FUND
Year Ended   March 31, 2007           $9.56         0.42           0.14       0.56       (0.42)    0.00    0.00        (0.42)  $9.70
Year Ended   March 31, 2006           $9.80         0.40          (0.24)      0.16       (0.40)    0.00    0.00        (0.40)  $9.56
Year Ended   March 31, 2005          $10.05         0.40          (0.25)      0.15       (0.40)    0.00    0.00        (0.40)  $9.80
Year Ended   March 31, 2004           $9.78         0.41           0.28       0.69       (0.42)    0.00    0.00        (0.42) $10.05
Year Ended   March 31, 2003           $9.94         0.58          (0.14)      0.44       (0.59)   (0.01)   0.00        (0.60)  $9.78
MUNICIPAL BOND FUND
Year Ended   March 31, 2007          $10.12         0.35           0.06       0.41       (0.35)   (0.10)   0.00        (0.45) $10.08
Year Ended   March 31, 2006          $10.49         0.33          (0.19)      0.14       (0.33)   (0.18)   0.00        (0.51) $10.12
Year Ended   March 31, 2005          $11.02         0.34          (0.38)     (0.04)      (0.34)   (0.15)   0.00        (0.49) $10.49
Year Ended   March 31, 2004          $11.06         0.37           0.07       0.44       (0.38)   (0.10)   0.00        (0.48) $11.02
Year Ended   March 31, 2003          $10.54         0.40           0.54       0.94       (0.40)   (0.02)   0.00        (0.42) $11.06

-------------------------------

*During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                                See note to financial statements

Vintage Mutual Funds, Inc.

                                                                     Financial Highlights

                                                           TOTAL RETURN/RATIOS/SUPPLEMENTARY DATA
                                 ---------------------------------------------------------------------------------------------------

                                              Net Assets  Expenses to    Investment       Expenses to     Investment
                                  Total    End of Period  Average     Income (Loss) to      Average     Income (Loss) to   Portfolio
                                 Return    (000 omitted) Net Assets    Average Net Assets  Net Assets*  Average Net Assets* Turnover
                                 ------    -----------------------    -------------------  ---------  -------------------  ---------
LIMITED TERM BOND FUND
Year Ended   March 31, 2007        4.98%        $32,270       0.77%           3.72%        1.30%                3.19%     33.35%
Year Ended   March 31, 2006        2.31%        $44,874       0.89%           3.05%        1.26%                2.68%     64.57%
Year Ended   March 31, 2005       (0.27%)       $57,251       0.89%           2.72%        1.24%                2.38%     43.35%
Year Ended   March 31, 2004        4.37%        $65,881       0.96%           2.85%        -----                -----     73.81%
Year Ended   March 31, 2003        1.13%        $58,746       0.92%           4.73%        -----                -----     55.05%
BOND FUND
Year Ended   March 31, 2007        6.00%        $74,287       0.78%           4.33%        1.32%                3.79%     19.95%
Year Ended   March 31, 2006        1.67%        $96,123       0.97%           3.85%        1.27%                3.55%     28.60%
Year Ended   March 31, 2005        1.47%       $112,672       0.98%           3.97%        1.28%                3.67%     46.31%
Year Ended   March 31, 2004        7.08%       $125,496       0.99%           4.12%        -----                -----     79.75%
Year Ended   March 31, 2003        4.46%       $131,296       0.95%           5.78%        -----                -----     32.67%
MUNICIPAL BOND FUND
Year Ended   March 31, 2007        3.08%        $17,417       0.76%           3.38%        1.33%                2.80%     50.48%
Year Ended   March 31, 2006        1.30%        $26,287       0.94%           3.09%        1.19%                2.84%     32.16%
Year Ended   March 31, 2005       (0.34%)       $38,569       0.99%           3.15%        1.24%                2.90%     37.92%
Year Ended   March 31, 2004        3.91%        $43,520       0.93%           3.30%        -----                -----     24.51%
Year Ended   March 31, 2003        9.06%        $47,187       0.85%           3.60%        -----                -----      9.95%

                            See note to financial statements

Report of Independent Registered
Public Accounting Firm

To the Shareholders and Board of Directors of Vintage Mutual Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Institutional Money Market Fund, Institutional Reserves Fund, Liquid Assets Fund, Municipal Assets Fund, Vintage Limited Term Bond Fund, Vintage Bond Fund, Vintage Municipal Bond Fund (the "Funds"), comprising Vintage Mutual Funds, Inc., as of March 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended March 31, 2003 were audited by other auditors whose report, dated May 16, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds comprising Vintage Mutual Funds, Inc. as of March 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented (except as noted above in reference to the reports of other auditors), in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Kansas City, Missouri

May 18, 2007

DIRECTORS AND OFFICERS                                Vintage Mutual Funds, Inc.

The following table contains basic information regarding directors and officers, respectively that oversee operations of the Vintage Funds complex.

----------------------- ------------ ----------- -------------------- ----------- ---------------
                                       TERM OF                         NUMBER OF
                                       OFFICE                         PORTFOLIOS       OTHER
                         POSITION        AND                           OVERSEEN     DIRECTORSHIPS
    NAME, CONTACT,       HELD WITH    LENGTH OF       PRINCIPAL           BY        HELD OUTSIDE
   ADDRESS AND AGE        VINTAGE       TIME      OCCUPATIONS DURING    DIRECTOR     OF VINTAGE
                                       SERVED       PAST FIVE YEARS
----------------------- ------------ ----------- --------------------- ----------- ---------------
INDEPENDENT DIRECTORS:

William J. Howard,      Director     Since 1998  Attorney, William J.       7            None
1415 28th Street,                                Howard Attorney at
Suite 200, West Des                              Law from 1998 to
Moines, IA  50266,                               present
Age 61
----------------------- ------------ ----------- ---------------------- ----------- ---------------
Debra L. Johnson Jones, Director     Since 1998  President, Vodaci          7            None
1415 28th Street,                                Technologies from
Suite 200, West Des                              2000 to present
Moines, IA 50266,
Age 46
----------------------- ------------ ----------- ---------------------- ----------- ---------------
Fred Lorber,            Director     Since 1998  Retired                    7            None
1415 28th Street,
Suite 200,
West Des Moines, IA 50266,
Age 83
----------------------- ------------ ----------- ---------------------- ----------- ---------------
Edward J. Stanek,       Director     Since 1998  President and CEO,         7            None
Ph.D.                                            Iowa Lottery from
1415 28th Street,                                1985 to present;
Suite 200, West Des                              Chairman,
Moines, IA 50266,                                International Game
Age 60                                           Group from 2000 to
                                                 present; Senior Vice
                                                 President, World
                                                 Lottery Association
                                                 from 1999 to present
----------------------- ------------ ----------- ---------------------- ----------- ---------------
Steven Zumbach,         Chair,       Since 1998  Attorney, Belin,           8            None
1415 28th Street,       Director                 Lamson, McCormick,
Suite 200, West Des                              Zumbach, and Flynn
Moines, IA 50266,                                from 1977 to present
Age 57
----------------------- ------------ ----------- ---------------------- ----------- ---------------
OFFICERS:

Jeffrey D. Lorenzen     President    Since 2005  President and CIO,        N/A           N/A
1415 28th Street,                                WB Capital from
Suite 200, West Des                              1992 to present
Moines, IA 50266, Age
41
----------------------- ------------ ----------- ---------------------- ----------- ---------------
Amy Mitchell,           Secretary/   Since 1998  Secretary,                N/A           N/A
1415 28th Street,       Treasurer                WB Capital from
Suite 200, West Des                              1990 to present
Moines, IA 50266,
Age  37
----------------------- ------------ ----------- ---------------------- ----------- ---------------
Vera Lichtenberger      Chief        Since 2005  CCO, WB Capital           N/A           N/A
1415 28th Street,       Compliance               from 2004 to present;
Suite 200, West Des     Officer                  Iowa Legal Aid
Moines, IA 50266,                                2002-2004
Age  55
----------------------- ------------ ----------- ---------------------- ----------- ---------------

The statement of Additional Information (SAI) has additional information about the Funds' Directors and is available without charge, upon request, by calling 1-800-798-1819.

Vintage Mutual Funds, Inc.
Additional Information (unaudited)
March 31, 2007

1. ABOUT YOUR FUND EXPENSES

It is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, including management fees, distribution and service fees, and other fund expenses. Expenses, which are deducted from a fund's investment income, directly reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007. The table on page 51 illustrates your fund's costs in two ways:

A. BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

B. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Your fund does not carry a "sales load" or transaction fee. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Vintage Mutual Funds, Inc.
Additional Information (unaudited) (continued)
March 31,2007


YEAR ENDED MARCH 31, 2007
                                    BEGINNING        ENDING     EXPENSES PAID  ANNUALIZED
                                  Account Value  Account Value  During Period*  Expense
Vintage Mutual Funds                10/1/2006      3/31/2007    10/1/06-3/31/07  Ratio*
-----------------------------------------------------------------------------------------
BASED ON ACTUAL FUND RETURN
Money Market Funds:
  Institutional Money Market Fund   $ 1,000.00     $ 1,026.26       $ 1.14     0.22%
  Institutional Reserves Fund         1,000.00       1,025.57         1.71     0.34%
  Liquid Assets Fund S Shares         1,000.00       1,020.20         7.16     1.42%
  Liquid Assets Fund S2 Shares        1,000.00       1,021.52         5.90     1.17%
  Liquid Assets Fund T Shares         1,000.00       1,022.84         4.64     0.92%
  Liquid Assets Fund I Shares         1,000.00       1,023.64         3.89     0.77%
  Municipal Assets Fund S Shares      1,000.00       1,011.38         6.72     1.34%
  Municipal Assets Fund T Shares      1,000.00       1,012.67         5.47     1.09%
  Municipal Assets Fund I Shares      1,000.00       1,013.45         4.72     0.94%
Fixed Income Funds:
  Limited Term Bond Fund              1,000.00       1,024.07         3.78     0.75%
  Bond Fund                           1,000.00       1,024.82         3.79     0.75%
  Municipal Bond Fund                 1,000.00       1,013.55         3.77     0.75%
-------------------------------------------------------------------------------------

BASED ON HYPOTHETICAL 5% RETURN
Money Market Funds:
  Institutional Money Market Fund   $ 1,000.00     $ 1,023.81       $ 1.13     0.22%
  Institutional Reserves Fund         1,000.00       1,023.24         1.71     0.34%
  Liquid Assets Fund S Shares         1,000.00       1,017.85         7.15     1.42%
  Liquid Assets Fund S2 Shares        1,000.00       1,019.09         5.89     1.17%
  Liquid Assets Fund T Shares         1,000.00       1,020.34         4.64     0.92%
  Liquid Assets Fund I Shares         1,000.00       1,021.09         3.88     0.77%
  Municipal Assets Fund S Shares      1,000.00       1,018.25         6.74     1.34%
  Municipal Assets Fund T Shares      1,000.00       1,019.50         5.49     1.09%
  Municipal Assets Fund I Shares      1,000.00       1,020.24         4.73     0.94%
Fixed Income Funds:
  Limited Term Bond Fund              1,000.00       1,021.19         3.78     0.75%
  Bond Fund                           1,000.00       1,021.19         3.78     0.75%
  Municipal Bond Fund                 1,000.00       1,021.19         3.78     0.75%
-------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in the most recent fiscal half-year, then divided by 365.

Vintage Mutual Funds, Inc.
Additional Information (unaudited) (continued)
March 31,2007

2. PROXY VOTING POLICIES AND PROCEDURES, PROXY VOTING RECORD AND SCHEDULE OF PORTFOLIO HOLDINGS FROM N-PX

Complete schedules of portfolio holding for the first and third quarters (Form N-Q) are available free of charge. Form N-PX is a record of proxy votes by the Funds. Since the Funds only hold non-voting securites, there are no votes recorded.

Form N-PX and the Form N-Q are available upon request:

     By calling the Funds toll free at 1-800-798-1819, At www.sec.gov, or by phone at 1-800-SEC-0330 or, By mail at Public Reference Section, SEC, Washington, D.C. 20549 (duplicating fee required).

Vintage Mutual Funds, Inc.
Additional Information (unaudited) (continued)
March 31,2007

3. BASIS FOR APPROVAL OF CONTINUATION OF THE INVESTMENT ADVISORY AGREEMENT

The Board approved the continuation of the investment advisory agreement with WB Capital at its March, 2007 meeting. The board determined that continuing the agreement was in the best interests of the Fund and its shareholders. The decision was based on an evaluation of the investment adviser on the date of the meeting, as well as the evaluation the Board undertakes throughout the year.

The Board reviewed a great deal of data, including the factors summarized below, in coming to its decision. The Board based its decision on the totality of the information reviewed and discussed, with no single factor determining its decision.

The Board reviewed the quality of the investment advice. Jeffrey Lorenzen, the Chief Investment Officer for the adviser, has been working with the Funds since 1992. The Board noted the stability of the management team, as well as their extensive experience. WB Capital (formerly Investors Management Group) has been the Fund adviser since its inception.

The Board reviewed the investment performance of the Funds, comparing the performance with peer group rankings as well as benchmarks. The Board reviews the investment performance throughout the year, as well as at the meeting where it decides whether to continue the investment advisory agreement. The Board noted that throughout the year the adviser had brought to the Board its recommendations for Fund improvement, and the implementation of those recommendations resulted in better Fund performance.

The Board also reviewed the advisory fees charged under the agreement, and compared those fees with fees charges by other advisors of comparable funds, as well as comparing the fees charged by the adviser to its other clients. The Board reviewed the fee waivers in effect throughout the past 12 months, and the fee waivers which were in effect at the date of the meeting. The board determined that the fees charged under the advisory agreement were reasonable in comparison to peer group fees for similar funds.

The Board also reviewed the Funds' total expense ratio relative to the peer group. The Board noted that the bond funds total expenses had been capped at 75 basis points in May 2006, and such a cap continued in place, which improved the performance of those funds. The Board reviewed the total expense ratio for each Fund, and noted the expense savings which had been achieved by the change in minimum investment and the liquidation of one of the Funds (Government Assets
Fund) over the past year. The Board discussed the need to increase distribution in the remaining Funds in order to spread the costs of the expenses over a broader base. The Board determined that the total expense ratio had shown improvement and ranged from very competitive to reasonable.

The new owner of the adviser, West Bancorporation, is a publicly traded company, and does not disclose the profitability of its subsidiaries. However, the Board noted the extensive fee waivers in effect, and the decline in revenue to the advisor, with no decline in investment personnel. The Board also noted that no soft dollar arrangements are in effect for the Funds.

The Board will consider whether to continue the advisory agreement again in one year.

Service Providers

INVESTMENT ADVISER and
ADMINISTRATOR
WB Capital Management Inc.
1415 28th Street, Suite 200
West Des Moines, Iowa 50266-1461

DISTRIBUTOR
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Cline, Williams, Wright, Johnson &
Oldfather, L.L.P
1900 U.S. Bank Building
Lincoln, Nebraska 68508

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche L.L.P.
1100 Walnut Street, Suite 3300
Kansas City, Missouri 64106

ANNUAL REPORT FOR THE PERIOD ENDING MARCH 31, 2007.

ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS, REGARDLESS OF WHETHER THESE INDIVIDUALS ARE EMPLOYED BY THE REGISTRANT OR A THIRD PARTY.

(B) NO COMMENT REQUIRED.

(C) THE CODE OF ETHICS WAS NOT AMENDED DURING THE REPORTING PERIOD.
(D) THERE WAS NO WAIVER GRANTED UNDER THE CODE OF ETHICS DURING THE REPORTING PERIOD.
(E) NOT APPLICABLE.
(F)(1) NOT APPLICABLE.
(F)(2) NOT APPLICABLE.
(F)(3) TO REQUEST A FREE COPY OF THE VINTAGE MUTUAL FUNDS, INC. CODE OF ETHICS, PLEASE CALL 1-800-438-6375.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
(a)(2) Debra Jones is the independent director named as the audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below. These numbers include professional services for the preparation of the Registrant's tax returns.

March 31, 2006 $107,565
March 31, 2007 $96,015

(B) AUDIT FEES.
March 31, 2006 $91,565
March 31, 2007 $80,615


(C) TAX PREPARATION FEES.
March 31, 2006 $16,000
March 31, 2007 $15,400

(D)NOT APPLICABLE.
(E)NOT APPLICABLE.
(F)NOT APPLICABLE.
(G) The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the investment adviser for internal control under 17Ad-13 (transfer agency).

March 31, 2006 $18,200
March 31, 2007 $19,500

(H) The audit committee of the registrant's Board of Directors considered the effect of the services performed for the investment adviser and decided the engagement did not compromise the independence of the auditor.

ITEM 5. NOT APPLICABLE.
ITEM 6. NOT APPLICABLE.
ITEM 7. NOT APPLICABLE.
ITEM 8. NOT APPLICABLE.
ITEM 9. NOT APPLICABLE.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

THERE HAVE BEEN NO CHANGES TO THE PROCEDURES BY WHICH A SHAREHOLDER MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF DIRECTORS.


ITEM 11. CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF MAY 30, 2007, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 12. EXHIBITS.
(A) A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBITS.


SIGNATURES


Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


VINTAGE MUTUAL FUNDS, INC.


By /s/ Jeff Lorenzen
   -----------------------------
       Jeff Lorenzen, President


Date: June 1, 2007


Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Signature and Title

/s/ Jeff Lorenzen, President and Principal Executive,
-----------------------------------------------------
Jeff Lorenzen

June 1, 2007



/s/ Amy M. Mitchell, Treasurer and Principal Financial and Accounting Officer,
------------------------------------------------------------------------------
Amy M. Mitchell

June 1, 2007